UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04995

Sit U.S. Government Securities Fund, Inc.

(Exact name of Registrant as specified in charter)

3300 IDS Center

80 South Eighth Street

Minneapolis, MN 55402

(Address of principal executive offices)

Paul E. Rasmussen, VP

Sit Mutual Funds

3300 IDS Center

80 South Eighth Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 332-3223

Date of fiscal year end: March 31, 2025

Date of reporting period: September 30, 2025

Item 1: Reports to Stockholders.

Class S - SNGVX

Sit U.S. Government Securities Fund

Semi-Annual Shareholder Report

September 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Sit U.S. Government Securities Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit U.S. Government Securities Fund - Class S	$41	0.80%

How did the Fund perform over the last 10 years?

Total Return Based on $10,000 Investment

	Sit U.S. Government Securities Fund - Class S	Bloomberg U.S. Aggregate Bond Index	Bloomberg Intermediate Government Bond Index
9/15	$10,000	$10,000	$10,000
10/15	9,991	10,002	9,968
11/15	10,003	9,975	9,935
12/15	10,021	9,943	9,916
1/16	10,079	10,080	10,074
2/16	10,115	10,151	10,124
3/16	10,121	10,244	10,143
4/16	10,125	10,284	10,140
5/16	10,134	10,286	10,125
6/16	10,194	10,471	10,269
7/16	10,204	10,537	10,273
8/16	10,202	10,525	10,227
9/16	10,213	10,519	10,244
10/16	10,188	10,439	10,195
11/16	10,090	10,192	10,024
12/16	10,091	10,206	10,021
1/17	10,095	10,226	10,041
2/17	10,147	10,295	10,070
3/17	10,123	10,290	10,075
4/17	10,151	10,369	10,128
5/17	10,175	10,449	10,168
6/17	10,168	10,438	10,141
7/17	10,173	10,483	10,173
8/17	10,205	10,577	10,235
9/17	10,190	10,527	10,176
10/17	10,197	10,533	10,163
11/17	10,203	10,519	10,132
12/17	10,225	10,568	10,135
1/18	10,177	10,446	10,038
2/18	10,176	10,347	10,009
3/18	10,200	10,413	10,061
4/18	10,190	10,336	10,004
5/18	10,215	10,410	10,068
6/18	10,230	10,397	10,067
7/18	10,221	10,399	10,048
8/18	10,276	10,466	10,107
9/18	10,273	10,399	10,056
10/18	10,266	10,317	10,060
11/18	10,320	10,378	10,129
12/18	10,407	10,569	10,279
1/19	10,438	10,681	10,323
2/19	10,450	10,675	10,316
3/19	10,537	10,880	10,442
4/19	10,547	10,883	10,447
5/19	10,627	11,076	10,599
6/19	10,675	11,215	10,687
7/19	10,650	11,240	10,668
8/19	10,785	11,531	10,860
9/19	10,754	11,470	10,812
10/19	10,753	11,504	10,843
11/19	10,745	11,498	10,817
12/19	10,754	11,490	10,814
1/20	10,860	11,711	10,966
2/20	11,014	11,922	11,146
3/20	11,091	11,852	11,374
4/20	11,119	12,063	11,405
5/20	11,122	12,119	11,426
6/20	11,139	12,195	11,436
7/20	11,168	12,377	11,472
8/20	11,161	12,277	11,450
9/20	11,164	12,271	11,459
10/20	11,133	12,216	11,416
11/20	11,144	12,336	11,430
12/20	11,143	12,353	11,434
1/21	11,147	12,264	11,407
2/21	11,148	12,087	11,313
3/21	11,139	11,936	11,237
4/21	11,157	12,030	11,279
5/21	11,164	12,070	11,314
6/21	11,167	12,155	11,306
7/21	11,207	12,290	11,393
8/21	11,183	12,267	11,375
9/21	11,119	12,161	11,306
10/21	11,112	12,157	11,241
11/21	11,106	12,193	11,270
12/21	11,037	12,162	11,240
1/22	10,993	11,900	11,097
2/22	10,988	11,767	11,047
3/22	10,899	11,441	10,769
4/22	10,834	11,006	10,598
5/22	10,866	11,077	10,670
6/22	10,852	10,904	10,591
7/22	10,931	11,170	10,732
8/22	10,741	10,854	10,518
9/22	10,528	10,385	10,268
10/22	10,460	10,251	10,221
11/22	10,557	10,628	10,396
12/22	10,545	10,580	10,372
1/23	10,676	10,905	10,537
2/23	10,572	10,623	10,354
3/23	10,693	10,893	10,606
4/23	10,729	10,959	10,663
5/23	10,677	10,840	10,584
6/23	10,600	10,801	10,487
7/23	10,596	10,794	10,498
8/23	10,593	10,725	10,504
9/23	10,431	10,452	10,405
10/23	10,315	10,287	10,370
11/23	10,589	10,753	10,597
12/23	10,885	11,165	10,818
1/24	10,888	11,134	10,842
2/24	10,805	10,977	10,727
3/24	10,869	11,078	10,780
4/24	10,744	10,798	10,634
5/24	10,831	10,982	10,752
6/24	10,949	11,086	10,843
7/24	11,115	11,344	11,042
8/24	11,257	11,507	11,161
9/24	11,369	11,662	11,271
10/24	11,152	11,372	11,088
11/24	11,262	11,493	11,145
12/24	11,146	11,304	11,082
1/25	11,204	11,364	11,142
2/25	11,417	11,614	11,299
3/25	11,454	11,619	11,357
4/25	11,522	11,665	11,478
5/25	11,456	11,581	11,414
6/25	11,605	11,759	11,522
7/25	11,574	11,728	11,492
8/25	11,709	11,868	11,634
9/25	11,772	11,998	11,667

Average Annual Total Returns (as of 09/30/25)

	6 Months	1 Year	5 Years	10 Years
Sit U.S. Government Securities Fund - Class S	2.78%	3.54%	1.07%	1.64%
Bloomberg U.S. Aggregate Bond Index	3.26%	2.88%	-0.45%	1.84%
Bloomberg Intermediate Government Bond Index	2.73%	3.51%	0.36%	1.55%

The line graph above shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal years (or since inception if shorter). The graph and table above are total returns, which assume the reinvestment of dividends and capital gains, if any. Neither the Fund’s returns nor the index returns reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance. Updated performance information is available at www.sitfunds.com/documents.

The Fund continues to use the Bloomberg Intermediate Government Bond Index as an additional benchmark.

What did the Fund invest in?

The Fund exclusively invested in U.S. government securities, focusing on high current income relative to market yields. The tables reflect the investment makeup of the Fund as of September 30, 2025. Portfolio holdings are subject to change.

Fund Statistics (as of 09/30/25)

Total Net Assets	$204,045,388
# of Portfolio Holdings	164
Portfolio Turnover Rate	2.18%
Investment Advisory Fees Paid	$207,909
Average Maturity	22.5 Years
Effective DurationFootnote Reference1	3.5 Years
Footnote	Description
Footnote[1]	Duration is a measure of estimated price sensitivity relative to changes in interest rates. Portfolios with longer durations are typically more sensitive to changes in interest rates. For example, if interest rates rise by 1%, the fair value of a security with an effective duration of 5 years would decrease by 5%, with all other factors being constant. The correlation between duration and price sensitivity is greater for securities rated investment-grade than it is for securities rated below investment-grade. Duration estimates are based on assumptions by Sit Investment Associates, Inc. (the "Adviser") and are subject to a number of limitations. Effective duration is calculated based on historical price changes of securities held by the Fund, and therefore is a more accurate estimate of price sensitivity provided interest rates remain within their historical range.

Estimated Average Life

0-1 Year	2.0%
1-5 Years	88.7
5-10 Years	8.1
10-20 Years	1.2
Total	100.0%

Portfolio Composition (% of Net Assets)

Collateralized Mortgage Obligations	72.7%
Federal National Mortgage Association	9.6
Federal Home Loan Mortgage Corporation	7.6
Government National Mortgage Association	4.0
U.S. Treasury / Federal Agency Securities	3.5
Asset-Backed Securities	0.6
Cash & Other Net Assets	2.0
Total	100.0%

Material Fund Changes

There were no material changes to the Fund during the six-month period ended September 30, 2025.

Additional Information

Additional Information is available on the Fund’s website at www.sitfunds.com/documents, including its prospectus, financial information, holdings, and proxy voting information.

Householding

The SEC permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. The Sit Funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct the Sit Funds, or your financial intermediary, otherwise. If you would prefer that your Sit Fund documents not be householded, please contact the Sit Funds at 1-800-332-5580, or contact your financial intermediary. Your instructions that householding not apply to delivery Fund documents will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

Class S - SNGVX

Sit U.S. Government Securities Fund

Semi-Annual Shareholder Report

September 30, 2025

Class Y - SNGYX

Sit U.S. Government Securities Fund

Semi-Annual Shareholder Report

September 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Sit U.S. Government Securities Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit U.S. Government Securities Fund - Class Y	$28	0.55%

How did the Fund perform over the last 10 years?

Total Return Based on $10,000 Investment

	Sit U.S. Government Securities Fund - Class Y	Bloomberg U.S. Aggregate Bond Index	Bloomberg Intermediate Government Bond Index
1/20	10,101	10,192	10,141
2/20	10,246	10,376	10,307
3/20	10,320	10,315	10,518
4/20	10,349	10,498	10,547
5/20	10,354	10,547	10,566
6/20	10,372	10,614	10,575
7/20	10,401	10,772	10,609
8/20	10,397	10,685	10,588
9/20	10,403	10,679	10,596
10/20	10,377	10,632	10,557
11/20	10,389	10,736	10,570
12/20	10,392	10,751	10,573
1/21	10,398	10,674	10,548
2/21	10,400	10,519	10,462
3/21	10,395	10,388	10,391
4/21	10,414	10,470	10,430
5/21	10,422	10,504	10,463
6/21	10,428	10,578	10,455
7/21	10,457	10,696	10,536
8/21	10,446	10,676	10,519
9/21	10,390	10,584	10,455
10/21	10,384	10,581	10,395
11/21	10,372	10,612	10,422
12/21	10,318	10,585	10,394
1/22	10,270	10,357	10,262
2/22	10,277	10,241	10,215
3/22	10,196	9,957	9,959
4/22	10,133	9,579	9,801
5/22	10,165	9,641	9,867
6/22	10,145	9,489	9,794
7/22	10,231	9,721	9,924
8/22	10,055	9,447	9,726
9/22	9,858	9,038	9,495
10/22	9,787	8,921	9,452
11/22	9,890	9,250	9,614
12/22	9,871	9,208	9,591
1/23	9,996	9,491	9,744
2/23	9,909	9,246	9,575
3/23	10,025	9,481	9,808
4/23	10,061	9,538	9,860
5/23	10,004	9,434	9,787
6/23	9,945	9,400	9,697
7/23	9,943	9,394	9,708
8/23	9,932	9,334	9,713
9/23	9,782	9,097	9,622
10/23	9,685	8,953	9,590
11/23	9,935	9,359	9,799
12/23	10,214	9,717	10,004
1/24	10,229	9,690	10,026
2/24	10,144	9,553	9,920
3/24	10,216	9,641	9,969
4/24	10,101	9,398	9,834
5/24	10,185	9,557	9,943
6/24	10,288	9,648	10,027
7/24	10,446	9,873	10,211
8/24	10,592	10,015	10,321
9/24	10,690	10,149	10,423
10/24	10,498	9,897	10,253
11/24	10,604	10,002	10,306
12/24	10,497	9,838	10,248
1/25	10,544	9,891	10,304
2/25	10,757	10,108	10,448
3/25	10,783	10,112	10,502
4/25	10,850	10,152	10,615
5/25	10,790	10,079	10,555
6/25	10,943	10,234	10,655
7/25	10,906	10,207	10,627
8/25	11,035	10,329	10,759
9/25	11,097	10,442	10,789

Average Annual Total Returns (as of 09/30/25)

	6 Months	1 Year	5 Years	Since Inception 1/1/2020
Sit U.S. Government Securities Fund - Class Y	2.91%	3.81%	1.30%	1.83%
Bloomberg U.S. Aggregate Bond Index	3.26%	2.88%	-0.45%	0.75%
Bloomberg Intermediate Government Bond Index	2.73%	3.51%	0.36%	1.33%

The line graph above shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal years (or since inception if shorter). The graph and table above are total returns, which assume the reinvestment of dividends and capital gains, if any. Neither the Fund’s returns nor the index returns reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance. Updated performance information is available at www.sitfunds.com/documents.

The Fund continues to use the Bloomberg Intermediate Government Bond Index as an additional benchmark.

What did the Fund invest in?

The Fund exclusively invested in U.S. government securities, focusing on high current income relative to market yields. The tables reflect the investment makeup of the Fund as of September 30, 2025. Portfolio holdings are subject to change.

Fund Statistics (as of 09/30/25)

Total Net Assets	$204,045,388
# of Portfolio Holdings	164
Portfolio Turnover Rate	2.18%
Investment Advisory Fees Paid	$207,909
Average Maturity	22.5 Years
Effective DurationFootnote Reference1	3.5 Years
Footnote	Description
Footnote[1]	Duration is a measure of estimated price sensitivity relative to changes in interest rates. Portfolios with longer durations are typically more sensitive to changes in interest rates. For example, if interest rates rise by 1%, the fair value of a security with an effective duration of 5 years would decrease by 5%, with all other factors being constant. The correlation between duration and price sensitivity is greater for securities rated investment-grade than it is for securities rated below investment-grade. Duration estimates are based on assumptions by Sit Investment Associates, Inc. (the "Adviser") and are subject to a number of limitations. Effective duration is calculated based on historical price changes of securities held by the Fund, and therefore is a more accurate estimate of price sensitivity provided interest rates remain within their historical range.

Estimated Average Life

0-1 Year	2.0%
1-5 Years	88.7
5-10 Years	8.1
10-20 Years	1.2
Total	100.0%

Portfolio Composition (% of Net Assets)

Collateralized Mortgage Obligations	72.7%
Federal National Mortgage Association	9.6
Federal Home Loan Mortgage Corporation	7.6
Government National Mortgage Association	4.0
U.S. Treasury / Federal Agency Securities	3.5
Asset-Backed Securities	0.6
Cash & Other Net Assets	2.0
Total	100.0%

Material Fund Changes

There were no material changes to the Fund during the six-month period ended September 30, 2025.

Additional Information

Additional Information is available on the Fund’s website at www.sitfunds.com/documents, including its prospectus, financial information, holdings, and proxy voting information.

Householding

The SEC permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. The Sit Funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct the Sit Funds, or your financial intermediary, otherwise. If you would prefer that your Sit Fund documents not be householded, please contact the Sit Funds at 1-800-332-5580, or contact your financial intermediary. Your instructions that householding not apply to delivery Fund documents will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

Class Y - SNGYX

Sit U.S. Government Securities Fund

Semi-Annual Shareholder Report

September 30, 2025

Item 2: Code of Ethics.

The Registrant has adopted a Code of Ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. The Registrant has not made any amendment to its code of ethics during the period covered by this report which must be described herein pursuant to Item 2. The Registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the Registrant’s code of ethics is available without charge upon request by calling the Registrant at 612-332-3223 or 1-800-332-5580, or by mail at Sit Mutual Funds, 3300 IDS Center, 80 South Eighth Street, Minneapolis, MN 55402.

Item 3: Audit Committee Financial Expert.

Not applicable. The information required by this Item 3 is only required in an annual report on Form N-CSR. This is the Registrant’s semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable. The information required by this Item 4 is only required in an annual report on Form N-CSR. This is the Registrant’s semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6: Investments.

(a)	The schedule of investments is included as part of the material filed under Item 7 of this Form.

(b)	Not applicable.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements and Other Information September 30, 2025 U.S. Government Securities Fund Quality Income Fund Tax-Free Income Fund Minnesota Tax-Free Income Fund Sit Mutual Funds

Sit Bond Funds FINANCIAL STATEMENTS AND OTHER INFORMATION TABLE OF CONTENTS

This document must be preceded or accompanied by a Prospectus.

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

Sit U.S. Government Securities Fund

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Mortgage Pass-Through Securities - 21.2%
Federal Home Loan Mortgage Corporation - 7.6%
210,501	2.00	8/1/41	182,830
927,977	4.50	7/1/52	904,706
2,180,562	4.50	2/1/55	2,117,099
289,581	5.00	5/1/42	293,477
420,752	5.50	9/1/52	428,697
40,345	5.82	10/1/37	42,329
2,997,941	6.00	11/1/38	3,098,367
306,442	6.00	6/1/52	316,006
765,952	6.00	2/1/54	773,168
1,523,884	6.50	11/1/53	1,575,501
63,242	6.88	2/17/31	64,723
1,885,060	7.00	10/1/37	1,999,073
1,097,593	7.00	10/1/38	1,170,022
937,199	7.00	3/1/39	995,775
1,438,160	7.00	11/1/53	1,506,437
35,765	8.50	3/1/31	37,508
994	9.00	5/1/31	1,004

			15,506,722

Federal National Mortgage Association - 9.6%
147,908	3.50	10/1/34	144,144
2,245,883	4.00	4/1/54	2,118,710
4,252,389	4.50	7/1/52	4,141,592
5,157,860	4.50	9/1/52	5,030,140
4,150,240	4.50	3/1/55	4,029,450
1,438,518	5.00	7/1/52	1,419,186
666,764	5.93	5/1/35	664,723
47,584	6.00	5/1/37	48,623
35,057	6.00	9/1/37	35,346
1,438,209	6.00	2/1/54	1,451,756
11,461	6.50	8/1/34	11,636
52,265	7.00	7/1/33	53,156
9,108	7.00	12/1/37	9,245
409,145	7.00	9/1/47	430,475
33,703	8.00	11/1/37	34,075
15,850	8.19	11/15/31	16,021
249	8.43	7/20/30	250
4,953	9.00	5/15/28	4,958
12,639	9.00	7/1/31	12,686

			19,656,172

Government National Mortgage Association - 4.0%
388,314	5.00	7/20/49	388,901
426,871	5.00	1/20/65	422,892
247,503	5.50	5/20/40	255,054
562,843	5.50	8/20/62	563,989
2,016,854	6.00	12/20/52	2,077,849
2,004,338	6.00	8/20/62	2,030,466
7,007	6.50	12/20/38	6,988
2,226,899	7.00	12/20/52	2,301,425

			8,047,564

Total Mortgage Pass-Through Securities			43,210,458

(cost: $42,997,852)

U.S. Treasury / Federal Agency Securities - 3.5%
U.S. Treasury Bonds:

2,850,000	3.63	2/15/53	2,354,367
1,800,000	4.25	11/15/34	1,820,531
600,000	4.38	5/15/34	613,969

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

U.S. Treasury Notes:

2,300,000	4.25	1/31/30		2,349,325

Total U.S. Treasury / Federal Agency Securities				7,138,192

(cost: $7,351,570)

Collateralized Mortgage Obligations - 72.7%

Federal Home Loan Mortgage Corporation - 16.5%
639,850	4.63	7/25/32	[1]	601,945
1,033,019	5.00	10/25/48		1,033,125
1,478,311	5.00	2/25/51		1,461,933
1,683,939	5.00	6/25/51		1,684,829
1,860,570	5.00	4/25/52		1,864,222
4,781,019	5.00	11/25/50	[1]	4,654,456
2,115,673	5.23	5/25/43		2,021,900
1,724,284	5.50	6/25/48		1,738,972
1,544,658	5.50	11/25/50		1,556,571
3,922,449	5.50	6/25/51		4,004,542
332,301	6.00	4/15/30		341,584
812,203	6.00	6/15/37		863,545
787,766	6.00	9/15/42		806,813
2,225,522	6.00	9/25/52		2,316,795
230,723	6.50	6/25/32		237,637
265,157	6.50	8/15/39		283,677
747,032	6.50	2/25/43		752,052
693,525	6.50	10/25/43		713,395
1,329,672	6.50	8/15/45		1,464,902
600,000	7.00	12/15/40		664,163
1,218,359	7.00	3/25/43		1,294,911
1,822,850	7.00	7/25/43		1,929,700
825,746	7.00	3/15/49		888,969
465,952	7.50	9/25/43		483,763

				33,664,401

Federal National Mortgage Association - 16.6%
55,379	4.00	7/25/40		55,224
1,514,782	5.00	7/25/33		1,515,984
2,886,317	5.00	11/25/50		2,837,002
3,035,817	5.00	12/25/50		3,064,800
350,692	5.00	1/25/51		352,274
1,317,505	5.25	8/25/49		1,323,293
347,297	5.36	6/25/42		356,118
483,749	5.50	6/25/40		498,807
660,914	5.50	1/25/49		665,059
1,094,716	5.62	11/25/33		1,098,585
289,080	5.75	8/25/33		293,267
71,989	6.00	11/25/32		74,886
421,535	6.00	9/25/35		441,291
398,294	6.00	10/25/36		414,005
1,015,487	6.00	11/25/43		1,041,610
1,630,408	6.00	6/25/44		1,677,103
365,875	6.00	8/25/44		376,575
546,030	6.00	2/25/48		579,540
1,450,000	6.00	10/25/53		1,501,096
1,726,778	6.50	11/25/41		1,760,416
933,111	6.50	7/25/42		973,649
1,650,699	6.50	12/25/43		1,702,373
715,809	6.58	9/25/37	[1]	713,728
331,272	6.65	8/25/37	[1]	334,610
247,683	6.75	4/25/37		251,171
769,855	7.00	12/25/33		806,298
585,702	7.00	6/19/41	[1]	591,973

See accompanying notes to financial statements.

2	FINANCIAL STATEMENTS AND OTHER INFORMATION

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

818,764	7.00	12/25/41		852,965
589,821	7.00	7/25/42		617,633
452,946	7.00	2/25/44		467,213
552,015	7.00	4/25/49		594,260
212,077	7.50	10/25/40		213,468
753,155	7.50	11/25/40		758,656
843,563	7.50	7/25/41		867,017
255,119	7.50	1/25/42		265,355
436,962	7.50	5/25/42		464,282
535,438	7.50	2/25/44		546,839
317,660	7.50	5/25/44		341,116
2,204,481	7.50	1/25/48		2,337,356
21,290	8.20	10/25/42	[1]	23,032
113,770	8.50	6/25/30		121,456
7,661	17.72	3/25/39	[1]	9,559

				33,780,944

Government National Mortgage Association - 39.5%
1,928,038	4.72	5/20/51	[1]	1,867,540
1,972,214	4.74	5/20/51	[1]	1,904,866
4,263,155	4.78	8/20/51	[1]	4,154,249
931,392	5.00	8/20/48		929,828
3,414,080	5.00	1/20/51		3,399,905
6,079,509	5.00	2/20/51		6,038,229
467,733	5.00	6/20/52		467,626
867,435	5.50	12/20/49		871,014
3,193,568	5.50	12/20/50		3,280,819
2,662,868	5.50	1/20/51		2,730,664
1,472,153	5.50	4/20/51		1,524,768
11,170,274	5.50	5/20/51		11,495,655
11,273,165	5.50	6/20/51		11,567,502
13,757,580	5.50	7/20/51		14,091,321
1,195,013	5.50	10/20/51		1,225,488
1,096,542	5.50	12/20/51		1,112,494
6,413,513	5.91	2/20/51	[1]	6,634,107
227,101	6.00	12/20/35		231,836
216,452	6.00	3/20/48		225,159
1,216,356	6.00	3/20/49		1,248,199
340,218	6.00	5/20/49		353,532
1,722,722	6.50	8/20/48		1,781,412
763,949	6.50	10/20/48		819,104
686,872	6.50	1/20/49		735,322
694,781	6.50	3/20/54		718,293
828,945	7.00	11/20/48		874,866
243,042	7.08	2/20/45	[1]	260,208

				80,544,006

Vendee Mortgage Trust - 0.1%
296,627	6.39	7/15/30	[1]	303,665

				303,665

Total Collateralized Mortgage Obligations				148,293,016

(cost: $156,826,641)

Asset-Backed Securities - 0.6%

Federal Home Loan Mortgage Corporation - 0.1%
187,599	7.16	7/25/29		190,616

				190,616

Federal National Mortgage Association - 0.5%
207,022	4.55	9/26/33	[14]	203,635
	SOFRRATE 30 Day
3,549	Average + 0.28%, 4.64	11/25/32	[1]	3,478

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

57,539	4.91	10/25/33	[14]	58,655
794,448	5.30	2/25/33	[14]	806,463
267	6.00	5/25/32	[14]	269

				1,072,500

Total Asset-Backed Securities				1,263,116

(cost: $1,268,673)

Put Options Purchased [19] - 0.0%				70,820

(cost: $164,642)

Quantity	Name of Issuer			Fair Value ($)

Short-Term Securities - 1.7%
3,544,879	Fidelity Inv. Money Mkt. Gvt. Fund, 4.04%			3,544,879

(cost: $3,544,879)

Total Investments in Securities - 99.7% (cost: $212,154,257)				203,520,481

Other Assets and Liabilities - 0.3%				524,907

Net Assets - 100.0%				$204,045,388

1

Variable rate security. Rate disclosed is as of September 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

14	Step Coupon: A bond that pays a coupon rate that increases on a specified date(s). Rate disclosed is as of September 30, 2025.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

See accompanying notes to financial statements.

SEPTEMBER 30, 2025	3

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

Sit U.S. Government Securities Fund (Continued)

19  Options outstanding as of September 30, 2025 were as follows:

Description	Contracts	Exercise Price ($)	Expiration Date	Counterparty	Notional Amount ($)	Cost/ Premiums ($)	Value ($)

Put Options Purchased - U.S. Treasury Futures:

5-Year	259	108.50	November 2025	StoneX Financial, Inc.	28,101,500	164,642	70,820

A summary of the levels for the Fund’s investments as of September 30, 2025 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities

	Level 1	Level 2	Level 3
	Quoted Prices ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)
Mortgage Pass-Through Securities	—	43,210,458	—	43,210,458
U.S. Treasury / Federal Agency Securities	—	7,138,192	—	7,138,192
Collateralized Mortgage Obligations	—	148,293,016	—	148,293,016
Asset-Backed Securities	—	1,263,116	—	1,263,116
Put Options Purchased	70,820	—	—	70,820
Short-Term Securities	3,544,879	—	—	3,544,879

Total:	3,615,699	199,904,782	—	203,520,481

There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to financial statements.

4	FINANCIAL STATEMENTS AND OTHER INFORMATION

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SEPTEMBER 30, 2025	5

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

Sit Quality Income Fund

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Asset-Backed Securities - 7.2%

Agency - 0.3%
FNMA Grantor Trust, Series 2004-T5, Class A11 [1]	289,136	6.47	5/28/35	290,528
Small Business Administration, Series 2006-20D, Class 1	14,212	5.64	4/1/26	14,215
Small Business Administration, Series 2007-20B, Class 1	12,820	5.49	2/1/27	12,911
Small Business Administration, Series 2007-20J, Class 1	38,939	5.57	10/1/27	39,264

				356,918

Non-Agency - 6.1%

American Tower Trust [4]	1,300,000	5.49	3/15/28	1,323,764
Crown Castle Towers, LLC [4]	1,350,000	4.24	7/15/28	1,334,454
RCKT Mortgage Trust, Series 2023-CES3, Class A1A 1, [4]	565,565	7.11	11/25/43	575,663
RCKT Mortgage Trust, Series 2024-CES3, Class A1A 1, [4]	1,240,433	6.59	5/25/44	1,260,704
RCKT Mortgage Trust, Series 2024-CES4, Class A1A 4, [14]	478,074	6.15	6/25/44	484,492
RCKT Mortgage Trust, Series 2025-CES3, Class A1A 4, [14]	902,133	5.55	3/25/55	912,929
SBA Tower Trust [4]	250,000	4.83	10/15/29	251,664
SBA Tower Trust [4]	1,000,000	6.60	1/15/28	1,026,914
Towd Point Mortgage Trust, Series 2023-CES2, Class A1A [1,4]	278,219	7.29	10/25/63	282,574

				7,453,158

State and Local - 0.8%

DTE Electric Securitization Funding II, LLC	888,999	5.97	3/1/32	932,097

				932,097

Total Asset-Backed Securities (cost: $8,591,603)				8,742,173

Collateralized Mortgage Obligations - 41.0%

Agency - 29.6%

FHLMC REMICS, Series 3104, Class BY	149	5.50	1/15/26	148
FHLMC REMICS, Series 3756, Class PZ	2,192,603	4.00	11/15/40	2,144,184
FHLMC REMICS, Series 4246, Class PT	169,664	6.50	2/15/36	177,057
FHLMC REMICS, Series 4390, Class CA	161,524	3.50	6/15/50	161,140
FHLMC REMICS, Series 5226, Class D	312,644	3.50	12/15/45	303,483
FHLMC REMICS, Series 5252, Class BT	741,841	6.00	9/25/52	772,265
FHLMC REMICS, Series 5391, Class EA	1,361,772	5.50	5/25/49	1,372,100
FHLMC REMICS, Series 5417, Class HA	1,464,392	5.50	11/25/51	1,480,113
FHLMC REMICS, Series 5440, Class NG	809,852	5.50	9/25/49	810,801
FHLMC REMICS, Series 5444, Class AB	944,433	5.50	9/25/49	944,992
FHLMC REMICS, Series 5452, Class CB	1,153,259	5.00	8/25/51	1,155,056
FHLMC REMICS, Series 5470, Class MA	1,011,179	5.00	4/25/52	1,013,164
FHLMC REMICS, Series 5487, Class CA	2,123,250	5.50	12/25/51	2,150,358
FHLMC REMICS, Series 5537, Class EA	1,163,469	5.00	5/25/52	1,161,206
FHLMC Structured Pass-Through Certificates, Series T-60, Class 1A2	690,140	7.00	3/25/44	710,056
FNMA REMICS, Series 2002-W1, Class 2A [1]	642,307	4.41	2/25/42	644,360
FNMA REMICS, Series 2004-W5, Class A1	1,316,876	6.00	2/25/47	1,378,888
FNMA REMICS, Series 2009-24, Class LC [1]	218,852	1.96	4/25/39	193,550
FNMA REMICS, Series 2010-68, Class W [1]	157,960	1.48	7/25/37	138,706
FNMA REMICS, Series 2011-10, Class AC	1,224,839	3.00	2/25/41	1,191,367
FNMA REMICS, Series 2011-146, Class LX	339,388	3.50	10/25/40	337,803
FNMA REMICS, Series 2015-61, Class VB	871,000	3.50	6/25/34	863,548
FNMA REMICS, Series 2018-25, Class AG	113,722	3.50	4/25/47	111,397
FNMA REMICS, Series 2023-64, Class HA	2,807,274	5.50	9/25/50	2,835,273
FNMA REMICS, Series 2025-66, Class KA	2,424,529	5.00	8/25/52	2,427,014
FNMA REMICS, Series 2025-74, Class CN	2,482,871	5.00	2/25/53	2,485,264
FNMA REMICS, Series 2025-84, Class A	2,500,000	5.00	2/25/55	2,499,219
FNMA Trust, Series 2004-W9, Class 1A3	652,898	6.05	2/25/44	679,357
FRESB Mortgage Trust, Series 2018-SB45, Class A5H, SOFRRATE 30 Day Average + 0.81% [1]	121,624	5.17	11/25/37	121,095
FRESB Mortgage Trust, Series 2018-SB46, Class A5H, SOFRRATE 30 Day Average + 0.81% [1]	484,141	5.17	12/25/37	482,363
Government National Mortgage Association, Series 2004-11, Class QG	169,598	5.00	2/16/34	169,222

See accompanying notes to financial statements.

6	FINANCIAL STATEMENTS AND OTHER INFORMATION

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Government National Mortgage Association, Series 2020-149, Class AW	1,399,271	5.50	10/20/50	1,425,762
Government National Mortgage Association, Series 2024-116, Class MB	858,477	6.50	3/20/54	887,528
Government National Mortgage Association, Series 2024-4, Class GK	721,395	5.00	3/20/52	727,273
Government National Mortgage Association, Series 2024-79, Class MC	1,103,165	5.50	10/20/49	1,117,860
Seasoned Credit Risk Transfer Trust, Series 2019-4, Class M55D	204,500	4.00	2/25/59	191,421
Seasoned Credit Risk Transfer Trust, Series 2022-2, Class M5TU	1,172,956	4.00	4/25/62	1,096,339

				36,360,732

Non-Agency - 11.4%

Chase Home Lending Mortgage Trust, Series 2024-3, Class A4 1, [4]	521,358	6.00	2/25/55	527,959
Chase Home Lending Mortgage Trust, Series 2024-4, Class A6 1, [4]	650,786	6.00	3/25/55	656,194
JP Morgan Mortgage Trust, Series 2021-1, Class A4 1, [4]	466,609	2.50	6/25/51	430,609
JP Morgan Mortgage Trust, Series 2021-14, Class A4 1, [4]	654,596	2.50	5/25/52	585,088
JP Morgan Mortgage Trust, Series 2021-6, Class A4 1, [4]	1,166,933	2.50	10/25/51	1,048,634
JP Morgan Mortgage Trust, Series 2021-7, Class A4 1, [4]	396,993	2.50	11/25/51	357,090
JP Morgan Mortgage Trust, Series 2024-4, Class A4A 1, [4]	495,788	6.00	10/25/54	500,463
JP Morgan Mortgage Trust, Series 2025-1, Class A4 1, [4]	1,251,955	6.00	6/25/55	1,269,935
New Residential Mortgage Loan Trust, Series 2017-3A, Class A1 1, [4]	157,873	4.00	4/25/57	152,943
New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, TSFR1M + 0.86% 1, [4]	123,369	5.02	1/25/48	121,189
RCKT Mortgage Trust, Series 2025-CES1, Class A1B 4, [14]	1,211,582	5.70	1/25/45	1,222,344
Sequoia Mortgage Trust, Series 2020-4, Class A5 1, [4]	202,240	2.50	11/25/50	188,404
Sequoia Mortgage Trust, Series 2023-4, Class A10 1, [4]	365,769	6.00	11/25/53	366,991
Sequoia Mortgage Trust, Series 2024-9, Class A11 1, [4]	432,098	5.50	10/25/54	432,877
Sequoia Mortgage Trust, Series 2025-1, Class A10 1, [4]	2,371,111	6.00	1/25/55	2,393,318
Sequoia Mortgage Trust, Series 2025-2, Class A4 1, [4]	1,275,664	6.00	3/25/55	1,293,212
Sequoia Mortgage Trust, Series 2025-4, Class A11 1, [4]	1,298,616	5.50	4/25/55	1,302,479
Sequoia Mortgage Trust, Series 2025-8, Class A5 1, [4]	908,491	5.50	6/25/55	913,439
Wells Fargo Mortgaged Backed Securities Trust, Series 2020-5, Class A3 [1,4]	181,839	2.50	9/25/50	168,911

				13,932,079

Total Collateralized Mortgage Obligations (cost: $50,193,776)				50,292,811

Corporate Bonds - 9.9%

Citizens Financial Group, Inc. (Subordinated) [1]	412,000	4.30	2/11/31	406,699
Comerica, Inc. [1]	1,350,000	5.98	1/30/30	1,405,209
CVS Pass-Through Trust	233,768	6.04	12/10/28	238,657
CVS Pass-Through Trust	364,035	6.94	1/10/30	379,992
CVS Pass-Through Trust Series 2009 [4]	210,494	8.35	7/10/31	229,882
CVS Pass-Through Trust Series 2013 [4]	531,202	4.70	1/10/36	508,542
F&G Global Funding [4]	1,225,000	5.88	1/16/30	1,272,124
First Horizon Corp. [1]	400,000	5.51	3/7/31	411,798
FNB Corp. [1]	1,200,000	5.72	12/11/30	1,219,555
Great River Energy [4]	718,063	6.25	7/1/38	758,636
KeyBank National Association of Ohio (Subordinated)	1,300,000	6.95	2/1/28	1,370,144
MSCI, Inc. [4]	1,000,000	3.88	2/15/31	958,375
Synovus Financial Corp. [1]	1,175,000	6.17	11/1/30	1,219,347
Truist Bank (Subordinated)	1,000,000	2.25	3/11/30	911,787
Western Alliance Bancorp (Subordinated), TSFR3M + 2.25% [1]	900,000	3.00	6/15/31	872,910

Total Corporate Bonds (cost: $11,915,241)				12,163,657

Mortgage Pass-Through Securities - 22.2%

Federal Home Loan Mortgage Corporation - 4.5%

Freddie Mac	1,424,590	2.50	8/1/30	1,380,602
Freddie Mac	10,527	3.00	9/1/27	10,430
Freddie Mac	1,695,874	3.00	3/1/31	1,658,483
Freddie Mac	738	3.50	7/1/26	735
Freddie Mac	5,109	4.00	7/1/26	5,090
Freddie Mac	7,372	4.00	1/1/27	7,350

See accompanying notes to financial statements.

SEPTEMBER 30, 2025	7

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

Sit Quality Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Freddie Mac	266,797	4.00	4/1/29	266,896
Freddie Mac	75,004	4.00	10/1/31	74,667
Freddie Mac	322,335	4.50	6/1/39	322,056
Freddie Mac	13	5.00	10/1/25	13
Freddie Mac	816,772	5.00	8/1/38	826,512
Freddie Mac	806,044	5.00	9/1/54	800,778

				5,353,612

Federal National Mortgage Association - 16.7%

Fannie Mae	145,918	3.00	10/1/27	144,780
Fannie Mae	12,788	3.00	8/1/28	12,647
Fannie Mae	247,262	3.00	5/1/30	242,522
Fannie Mae	140,234	3.00	11/1/31	138,791
Fannie Mae	5,697	3.50	1/1/26	5,675
Fannie Mae	1,154,447	3.50	4/1/32	1,130,207
Fannie Mae	295,074	3.50	11/1/38	285,986
Fannie Mae	4,512	4.00	10/1/31	4,487
Fannie Mae	287,764	4.00	10/1/34	287,438
Fannie Mae	653,474	4.00	6/1/38	649,606
Fannie Mae	56,789	4.50	3/1/29	56,731
Fannie Mae	157,260	4.50	7/1/31	158,242
Fannie Mae	1,244,811	4.50	4/1/39	1,253,349
Fannie Mae	2,066,465	4.50	9/1/53	2,010,171
Fannie Mae	1,992,986	4.50	8/1/54	1,934,985
Fannie Mae	2,905,353	5.00	6/1/53	2,895,211
Fannie Mae	401,925	5.50	12/1/35	418,333
Fannie Mae	743,347	5.50	12/1/38	760,577
Fannie Mae	280,430	5.50	8/1/40	292,178
Fannie Mae	462,815	5.50	2/1/42	481,736
Fannie Mae	676,309	5.50	5/1/49	694,981
Fannie Mae	422,620	5.50	9/1/49	437,857
Fannie Mae	1,555,199	5.50	8/1/56	1,615,225
Fannie Mae	538,515	6.00	11/1/38	556,555
Fannie Mae	1,096,178	6.00	10/1/53	1,128,311
Fannie Mae	461,711	6.50	5/1/40	488,892
Fannie Mae	487,684	7.00	1/1/40	509,247
Fannie Mae	426,855	7.00	1/1/40	445,729
Fannie Mae	1,474,289	7.50	10/1/38	1,543,272

				20,583,721

Government National Mortgage Association - 0.8%

Ginnie Mae	1,549	4.00	7/20/26	1,541
Ginnie Mae	11	5.00	6/20/26	11
Ginnie Mae, US Treasury + 1.50% [1]	10,965	5.63	4/20/33	11,139
Ginnie Mae, US Treasury + 1.50% [1]	3,567	5.63	4/20/42	3,601
Ginnie Mae	991,485	6.00	9/20/38	1,019,301

				1,035,593

Other Federal Agency Securities - 0.2%

Small Business Administration Pools, PRIME - 2.50% [1]	100,057	5.00	5/25/43	99,759
Small Business Administration Pools, PRIME + 0.79% [1]	116,040	8.29	2/25/28	117,899
Small Business Administration Pools, PRIME + 0.83% [1]	52,304	8.33	3/25/30	53,441

				271,099

Total Mortgage Pass-Through Securities (cost: $27,150,162)				27,244,025

Taxable Municipal Bonds - 16.6%

Colorado Housing & Finance Authority	610,000	6.50	5/1/48	644,226
Commonwealth of Massachusetts Transportation Fund	1,000,000	5.63	6/1/30	1,033,221
Connecticut Housing Finance Authority	995,000	5.75	11/15/54	1,039,186

See accompanying notes to financial statements.

8	FINANCIAL STATEMENTS AND OTHER INFORMATION

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

County of Yamhill OR	325,000	4.50	10/1/30	319,680
Idaho Housing & Finance Association	885,000	6.00	1/1/48	922,256
Idaho Housing & Finance Association	900,000	6.50	7/1/53	953,598
Idaho Housing & Finance Association	1,000,000	6.50	7/1/56	1,076,311
Illinois Housing Development Authority	1,000,000	6.25	4/1/56	1,066,500
Illinois Housing Development Authority	920,000	6.50	4/1/54	969,111
Kentucky Higher Education Student Loan Corp.	755,000	2.52	6/1/35	718,872
Kentucky Housing Corp.	985,000	6.25	1/1/55	1,031,992
Maryland Community Development Administration	870,000	6.00	9/1/53	906,160
Massachusetts Educational Financing Authority	175,000	4.41	7/1/34	172,417
Massachusetts Educational Financing Authority	775,000	2.64	7/1/37	727,537
Massachusetts Educational Financing Authority	750,000	6.07	7/1/33	787,015
Massachusetts Housing Finance Agency	960,000	6.50	12/1/52	1,012,505
Minnesota Housing Finance Agency	985,000	6.13	7/1/55	1,034,889
Missouri Highway & Transportation Commission	895,000	5.45	5/1/33	924,656
Nebraska Investment Finance Authority	1,000,000	6.00	9/1/53	1,045,083
North Carolina Housing Finance Agency	475,000	6.50	1/1/55	499,713
Oklahoma Development Finance Authority	372,830	3.88	5/1/37	366,942
Rhode Island Student Loan Authority	1,000,000	5.80	12/1/33	1,054,522
Rhode Island Student Loan Authority	1,000,000	4.00	12/1/38	987,168
Utah Housing Corp.	945,000	6.25	1/1/54	987,025
Wisconsin Housing & Economic Development Authority [8]	25,000	3.50	3/1/46	24,953

Total Taxable Municipal Bonds (cost: $20,059,209)				20,305,538

Name of Issuer	Quantity	Fair Value ($)

Short-Term Securities - 2.2%
Fidelity Inv. Money Mkt. Gvt. Fund, 4.04% (cost: $2,758,572)	2,758,572	2,758,572

Total Investments in Securities - 99.1% (cost: $120,668,563)		121,506,776

Other Assets and Liabilities, net - 0.9%		1,164,196

Net Assets - 100.0%		$122,670,972

1

Variable rate security. Rate disclosed is as of September 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

4

144A Restricted Security. The total value of such securities as of September 30, 2025 was $25,112,796 and represented 20.5% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

8

Securities the income from which is treated as a tax preference that is included in alternative minimum taxable income for purposes of computing federal alternative minimum tax (AMT). At September 30, 2025, 0.0% of net assets in the Fund was invested in such securities.

14	Step Coupon: A bond that pays a coupon rate that increases on a specified date(s). Rate disclosed is as of September 30, 2025.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

See accompanying notes to financial statements.

SEPTEMBER 30, 2025	9

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

Sit Quality Income Fund (Continued)

A summary of the levels for the Fund’s investments as of September 30, 2025 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities

	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Asset-Backed Securities	—	8,742,173	—	8,742,173
Collateralized Mortgage Obligations	—	50,292,811	—	50,292,811
Corporate Bonds	—	12,163,657	—	12,163,657
Mortgage Pass-Through Securities	—	27,244,025	—	27,244,025
Taxable Municipal Bonds	—	20,305,538	—	20,305,538
Short-Term Securities	2,758,572	—	—	2,758,572
Total:	2,758,572	118,748,204	—	121,506,776

There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to financial statements.

10	FINANCIAL STATEMENTS AND OTHER INFORMATION

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SEPTEMBER 30, 2025	11

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

Sit Tax-Free Income Fund

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Municipal Bonds - 88.5%

Alabama - 1.4%

AL Hsg. Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	5.05	10/1/45	513,712

AL Hsg. Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	4.63	10/1/49	493,259

AL Hsg. Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	5,000	4.70	10/1/54	4,927

AL Hsg. Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	4.88	10/1/55	504,405

Mobile Co. Limited Obligation Warrants Rev. (Gomesa Proj.) [4]	400,000	4.00	11/1/45	350,355

				1,866,658

Alaska - 0.2%

AK Industrial Dev. & Export Auth. Rev. (GTR Fairbanks Community Hospital Foundation)	250,000	5.00	4/1/33	250,614

Arizona - 0.3%

AZ Industrial Dev. Auth. Rev. (Legacy Cares, Inc. Proj.) [2,4,5]	750,000	6.75	7/1/30	22,950

AZ Industrial Dev. Auth. Rev. (Legacy Cares, Inc. Proj.) [2,4,5]	100,000	5.50	7/1/31	3,060

AZ Industrial Dev. Auth. Rev. (Legacy Cares, Inc. Proj.) [2,4,5]	750,000	7.75	7/1/50	22,950

AZ Industrial Dev. Auth. Rev. (Legacy Cares, Inc. Proj.) [2,4,5]	200,000	6.00	7/1/51	6,120

Pima Co. Industrial Dev. Auth. Rev. (LA Posada at Pusch Ridge Proj.) [4]	350,000	6.25	11/15/35	378,039

				433,119

Arkansas - 0.2%

Mountain Home City Sales & Use Tax Rev.	405,000	2.00	9/1/38	298,631

California - 3.7%

CA Enterprise Dev. Auth. Rev. (Castilleja School Foundation Proj.)	300,000	4.00	6/1/54	268,635

CA Municipal Finance Auth. Rev. (Aldersly Proj.)	300,000	5.00	5/15/43	311,958

CA Municipal Finance Auth. Rev. (Caritas Proj.)	250,000	4.00	8/15/56	205,101

CA Pollution Control Financing Auth. Rev. (Poseidon Resources) [4]	300,000	5.00	7/1/38	316,416

Encinitas Union School District G.O. Capital Appreciation [6]	500,000	6.75	8/1/35	623,300

Irvine Facs. Financing Auth. Rev. (Gateway Preserve Land Acquisition Proj.) [9]	300,000	5.25	5/1/48	301,171

Orange Co. Community Facs. District No. 2017-1 Special Assessment (Village of Esencia)	500,000	4.00	8/15/45	450,930

Sacramento Co. Water Financing Auth. Rev. (NATL-RE FGIC Insured) [1]	500,000	3.54	6/1/39	454,389

San Jose Financing Auth. Rev. (Civic Center Garage Proj.) [9]	400,000	5.00	6/1/39	401,095

Santa Fe Springs Public Financing Auth. Rev. (Road Improvements)	275,000	5.25	6/1/45	293,609

Tracy Joint Unified School District G.O. Capital Appreciation [6]	600,000	7.00	8/1/41	641,660

Val Verde Unified School District G.O. Capital Appreciation (AGM Insured) [6]	500,000	6.13	8/1/34	587,326

				4,855,590

Colorado - 2.2%

CO Educational & Cultural Facs. Auth. Rev. (CO Springs Charter Academy Proj.)	250,000	5.60	7/1/34	250,292

CO Educational & Cultural Facs. Auth. Rev. (Mountain Phoenix Community Proj.) [4]	500,000	6.00	7/1/43	450,288

CO Health Facs. Auth. Rev. (Aberdeen Ridge)	400,000	3.50	5/15/30	380,859

CO Health Facs. Auth. Rev. (Aberdeen Ridge)	415,000	5.00	5/15/44	319,898

CO Health Facs. Auth. Rev. (Aberdeen Ridge)	500,000	5.00	5/15/58	343,094

CO. Hsg. and Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)[1]	350,000	5.15	5/1/40	357,843

Reunion Metropolitan District Rev.	562,454	3.63	12/1/44	404,623

Rudolph Farms Metropolitan District No. 6 G.O.	500,000	6.50	6/1/52	473,066

				2,979,963

Connecticut - 0.6%

Stamford Hsg. Auth. Rev. (Mozaic Concierge Living Proj.)	750,000	6.50	10/1/55	758,720

See accompanying notes to financial statements.

12	FINANCIAL STATEMENTS AND OTHER INFORMATION

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Florida - 15.5%

Artisan Lakes East Community Dev. District Special Assessment	450,000	4.00	5/1/51	358,564

Blackburn Creek Community Dev. District Special Assessment (Grand Palm Proj.)	100,000	6.25	5/1/35	102,563

Broward Co. FL Airport System Rev.[1]	500,000	5.00	10/1/45	499,988

Capital Projects Finance Auth. Rev. (Imagine School at North Port Proj.) [4]	500,000	6.50	6/15/55	502,473

Capital Trust Agency Rev. (Tallahassee Tapestry) [2,4,5]	550,000	6.75	12/1/35	66,000

Capital Trust Agency Rev. (Tapestry Walden Senior Hsg. Proj.) [2,4,5]	250,000	6.75	7/1/37	3,063

Capital Trust Agency Rev. (Tuscan Gardens Senior Living Center) [2,5]	250,000	7.00	4/1/35	137,500

Capital Trust Auth. Rev. (Academir Charter Schools Inc. Proj.) [4]	500,000	6.50	7/1/55	503,445

East Nassau Stewardship District Special Assessment (PDP No. 4 Series 2025 Proj.)	500,000	6.00	5/1/45	512,383

Elevation Pointe Community Dev. District Special Assessment	500,000	4.40	5/1/32	509,236

Entrada Community Dev. District Special Assessment Rev. [4]	400,000	4.00	5/1/52	330,132

FL Dev. Finance Corp. Rev. (Jensen Dunes Proj.) [4]	500,000	5.00	11/15/30	475,576

FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	765,000	5.05	7/1/47	777,592

FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	705,000	2.75	7/1/50	508,068

FL Municipal Loan Council Special Assessment (Shingle Creek Transit & Utility 2024)[1]	655,000	5.15	5/1/44	659,496

Gramercy Farms Community Dev. District Special Assessment	20,000	6.75	5/1/39	19,181

Grande Pines Community Dev. District Special Assessment	335,000	4.00	5/1/51	273,280

Greater Orlando Aviation Auth. Rev.[1]	500,000	5.00	10/1/49	502,308

Hacienda North Community Dev. District Special Assessment	500,000	6.30	5/1/43	530,215

Heritage Harbour North Community Dev. District Special Assessment	200,000	5.00	5/1/34	208,321

Hillsborough Co. Aviation Auth. Rev. (Tampa International Airport)[1]	750,000	5.50	10/1/49	798,628

Hobe-St Lucie Conservancy District Special Assessment	350,000	5.60	5/1/44	355,946

Hyde Park Community Dev. District No. 1 Special Assessment	500,000	5.25	5/1/34	509,776

KD52 Community Dev. District No. 1 Special Assessment	350,000	6.13	5/1/56	347,419

Lakes of Sarasota Community Dev. District No. 2 Special Assessment	350,000	5.20	5/1/35	356,319

Lakes of Sarasota Community Dev. District Special Assessment	85,000	3.88	5/1/31	85,879

Lakes of Sarasota Community Dev. District Special Assessment	300,000	4.13	5/1/31	304,887

Lakes of Sarasota Community Dev. District Special Assessment	205,000	4.30	5/1/51	171,747

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood National)	300,000	5.25	5/1/37	304,270

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood National)	300,000	5.38	5/1/47	302,267

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood Ranch)	400,000	5.00	5/1/36	402,153

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood Ranch)	420,000	3.00	5/1/41	336,358

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood Ranch)	330,000	5.55	5/1/54	331,457

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lorraine Lakes Proj.) [4]	500,000	3.63	5/1/40	444,524

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Sweetwater Proj.)	485,000	3.10	5/1/41	388,620

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Webb Proj.) [4]	320,000	5.00	5/1/37	323,734

Lakewood Ranch Stewardship District Special Assessment (Calusa Proj.)	250,000	5.90	5/1/55	254,854

Lakewood Ranch Stewardship District Special Assessment (Palm Grove Proj.)	585,000	5.25	5/1/44	588,595

Lakewood Ranch Stewardship District Special Assessment (Southeast Proj.)	1,000,000	6.00	5/1/56	1,019,754

Lakewood Ranch Stewardship District Utility Rev. (System Acquisition Proj.) (AGM Insured)	500,000	5.25	10/1/53	522,326

Laurel Road Community Dev. District Special Assessment	310,000	3.13	5/1/31	296,571

LT Ranch Community Dev. District Special Assessment	300,000	5.90	5/1/53	306,642

Marshall Creek Community Dev. District Cap. Improvement Special Assessment Rev.	150,000	5.00	5/1/32	150,124

Meadow View at Twin Creeks Community Dev. District Special Assessment	220,000	3.75	5/1/52	167,230

Meadow View at Twin Creeks Community Dev. District Special Assessment	245,000	4.00	5/1/52	196,218

See accompanying notes to financial statements.

SEPTEMBER 30, 2025	13

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

New River Community Dev. District Cap. Improvement Special Assessment Rev. [2,5,15]	230,000	5.00	N/A	2

North River Ranch Improvement Stewardship District Special Assessment Rev.	350,000	5.75	5/1/33	367,656

North River Ranch Improvement Stewardship District Special Assessment Rev.	250,000	6.80	5/1/35	250,182

North River Ranch Improvement Stewardship District Special Assessment Rev.	400,000	6.50	5/1/44	423,971

Palm Beach Co. Health Facs. Auth. Rev. (Green Cay Life Plan Village Proj.) [4]	500,000	11.50	7/1/27	500,000

Palm Beach Co. Health Facs. Auth. Rev. (Lifespace Communities, Inc.)	500,000	4.00	5/15/53	395,021

Parkview at Long Lake Ranch Community Dev. District Special Assessment	270,000	4.00	5/1/51	221,561

River Landing Community Dev. District	300,000	4.35	5/1/51	260,812

Rolling Hills Community Dev. District Special Assessment	125,000	3.65	5/1/32	119,160

Southern Groves Community Dev. District No. 5 Special Assessment	280,000	4.00	5/1/48	237,341

Trout Creek Community Dev. District Special Assessment	300,000	5.38	5/1/38	304,685

Waterset South Community Dev. District Special Assessment	500,000	5.90	5/1/42	519,936

Windward at Lakewood Ranch Community Dev. District Special Assessment	200,000	4.50	5/1/50	175,115

				20,521,124

Georgia - 2.2%

Clarke Co. Hospital Auth. Rev. (Piedmont Healthcare)	350,000	5.00	7/1/46	351,190

Fulton Co. Dev. Auth. Rev. (Woodruff Arts Center)	500,000	5.00	3/15/44	504,537

GA Hsg. & Finance Auth. Rev.	1,000,000	5.05	12/1/45	1,024,543

Gainesville & Hall Co. Dev. Auth. Rev. (Lanier Christian Academy, inc. Proj.) [4]	640,000	6.25	9/1/44	599,659

Gainesville Hospital Auth. Rev. (Northeast Georgia Health System, Inc. Proj.)	500,000	5.00	2/15/37	510,988

				2,990,917

Idaho - 0.4%

ID Health Facs. Authority Rev. (Terraces Boise Proj.)	100,000	8.00	10/1/28	99,235

ID Health Facs. Authority Rev. (Terraces Boise Proj.)	500,000	4.50	10/1/50	426,194

				525,429

Illinois - 4.5%

Burbank Educational Facs. Rev. (Intercultural Montessori Language School) [4]	500,000	6.00	9/1/35	500,063

Chicago O’Hare International Airport Rev. (Senior Lien)[1]	500,000	5.25	1/1/48	519,030

Chicago O’Hare International Airport Rev. (Senior Lien) (AGM Insured)[1]	500,000	5.50	1/1/53	516,378

Galesburg Rev. (Knox College Proj.)	500,000	6.00	10/1/45	506,508

IL Fin. Auth. Educational Facs. Rev. (Rogers Park Montessori School Proj.) [4]	250,000	6.25	8/1/45	256,053

IL Fin. Auth. Rev. (Christian Homes, Inc.) [2,5]	160,410	5.00	5/15/36	8,021

IL Fin. Auth. Rev. (Edward Elmhurst Healthcare)	1,000,000	5.00	1/1/44	1,057,045

IL Fin. Auth. Sports Facs. Rev. (North Shore Ice Arena Proj.)	1,000,000	6.25	12/1/38	681,902

IL Hsg. Dev. Auth. Rev.	500,000	4.63	4/1/50	497,471

IL Sports Facilities Auth. Rev. (State Tax Supported) (AGM Insured)	1,000,000	5.25	6/15/31	1,002,003

Malta Tax Allocation Rev. [2,5]	1,921,000	5.75	12/30/25	461,040

				6,005,514

Indiana - 1.4%

IN Finance Auth. Rev. (Indiana Masonic Home Proj.)	350,000	5.38	5/1/50	344,497

IN Hsg. & Community Dev. Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	1,500,000	4.80	7/1/54	1,501,592

				1,846,089

Iowa - 0.9%

IA Fin. Auth. Rev. (Lifespace Communities, Inc.)	500,000	4.00	5/15/53	395,021

IA Fin. Auth. Rev. (Lifespace Communities, Inc.)	530,000	4.00	5/15/55	414,095

See accompanying notes to financial statements.

14	FINANCIAL STATEMENTS AND OTHER INFORMATION

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

IA Finance Auth. Rev. (Lifespace Communities Inc.)	350,000	5.00	5/15/49	328,539

				1,137,655

Kentucky - 0.5%

Boyle Co. Educational Facs. Auth. Rev. (Centre College)	600,000	5.25	6/1/49	613,996

Louisiana - 3.2%

Capital Area Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	5.50	10/1/53	523,238

LA Hsg. Fin. Agy. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	5.05	6/1/45	516,048

LA Hsg. Fin. Agy. Single Family Mtg. Rev. (Home Ownership Prog.) (GNMA/FHLMC Collateralized)	385,000	2.50	12/1/45	267,927

LA Hsg. Fin. Agy. Single Family Mtg. Rev. (Home Ownership Prog.) (GNMA/FHLMC Collateralized)	455,000	5.75	6/1/54	491,527

LA Local Government Environmental Facilities & Community Development Auth.	500,000	6.00	11/15/30	500,493

LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	200,000	5.65	11/1/37	208,117

LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	410,000	4.00	11/1/44	360,433

LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	390,000	4.40	11/1/44	368,798

LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	615,000	4.00	11/1/46	536,438

LA Public Facs. Auth. Rev. (Tulane Univ. Proj.) (NATL-RE Insured) [1]	435,000	3.70	2/15/36	426,240

				4,199,259

Massachusetts - 1.1%

MA Dev. Finance Agy. Rev. (Orchard Cove, Inc.)	400,000	5.00	10/1/49	389,959

MA Education Finance Auth. Education Rev.[1]	1,000,000	3.00	7/1/51	673,589

MA Housing Finance Agy. Rev.	400,000	3.85	12/1/47	358,196

				1,421,744

Michigan - 4.4%

Allen Park G.O. (BAM Insured)	300,000	3.25	5/1/34	295,950

MI Finance Auth. Rev. (Holly Academy Proj.)	400,000	3.00	12/1/31	370,256

MI Finance Auth. Rev. (Madison Academy Proj.)	155,000	4.25	12/1/39	128,690

MI Hsg. Dev. Auth. Rev.	2,000,000	2.75	6/1/51	1,433,245

MI Hsg. Dev. Auth. Rev.	3,500,000	2.50	6/1/52	2,346,929

MI Hsg. Dev. Auth. Rev.	790,000	4.95	12/1/53	804,140

MI Public Educational Facs. Auth. Rev. (Chandler Park Academy)	145,000	6.35	11/1/28	145,136

Northern Michigan University Rev.	250,000	5.50	6/1/55	267,155

				5,791,501

Minnesota - 0.2%

Apple Valley Rev. (Senior Living, LLC Proj.)	475,000	5.00	1/1/47	267,019

Mississippi - 0.9%

MS Development Bank Rev. (Green Bond-Hancock County) [4]	800,000	4.55	11/1/39	801,037

MS Development Bank Rev. (Jackson Co. Gomesa Proj.) [4]	400,000	3.63	11/1/36	370,108

				1,171,145

Missouri - 2.5%

Joplin Industrial Dev. Auth. Rev. (32nd Street Place Community Improvement Dist. Proj.)	135,000	3.50	11/1/40	125,186

Kansas City Industrial Dev. Auth. Rev. (United Methodist Retirement Home, Inc.) [2,5]	118,010	2.00	11/15/46	5,479

Kansas City Industrial Dev. Auth. Rev. (United Methodist Retirement Home, Inc.) [2,5]	264,421	5.00	11/15/46	178,085

MO Hsg. Dev. Commission Rev. (GNMA/FNMA/FHLMC Collateralized)	975,000	5.00	11/1/48	986,718

MO Hsg. Dev. Commission Rev. (GNMA/FNMA/FHLMC Collateralized)	435,000	2.50	5/1/50	298,132

MO Hsg. Dev. Commission Rev. (GNMA/FNMA/FHLMC Collateralized)	350,000	2.40	11/1/51	230,993

MO Hsg. Dev. Commission Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	4.70	11/1/54	500,175

See accompanying notes to financial statements.

SEPTEMBER 30, 2025	15

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

MO Hsg. Dev. Commission Rev. (GNMA/FNMA/FHLMC Collateralized)	1,000,000	5.05	11/1/55	1,008,726

				3,333,494

Montana - 0.2%

MT Board of Housing Single Family Rev.	405,000	2.40	12/1/45	280,359

Nebraska - 0.6%

NE Investment Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	750,000	4.70	9/1/51	746,670

Nevada - 0.9%

Las Vegas NV Special Improvement District No. 817 Special Assessment (Summerlin Village 29)	300,000	6.00	6/1/48	314,165

NV Hsg. Division Rev. (GNMA/FNMA/FHLMC Collateralized)	750,000	2.60	4/1/46	541,696

NV Hsg. Division Rev. (GNMA/FNMA/FHLMC Collateralized)	495,000	2.45	10/1/51	331,247

				1,187,108

New Hampshire - 0.7%

New Hampshire Business Finance Auth. Rev. (Pennichuck Water Works, Inc.)[1]	450,000	5.50	4/1/54	450,235

New Hampshire Business National Finance Auth. Rev. (Grace Christian School Proj.)	300,000	5.75	8/1/55	294,916

New Hampshire Business National Finance Auth. Rev. (Grand Pines Proj.) [4]	250,000	5.63	6/1/39	251,360

				996,511

New Mexico - 0.2%

NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	495,000	2.35	7/1/51	301,287

New York - 4.8%

Build NYC Resource Corp. Rev. (Senior Airport Facilities)[1]	300,000	5.50	7/1/55	308,553

Hempstead Town Local Development Corp. Rev. (Hofstra University Proj.)	350,000	4.00	7/1/33	350,143

New York City Housing Development Corp. Multifamily Mtg. Rev.	300,000	4.05	11/1/41	284,577

New York Transportation Dev. Corp. Rev.[1]	500,000	6.00	6/30/55	531,256

New York Transportation Dev. Corp. Rev.[1]	500,000	5.50	6/30/60	504,543

New York Transportation Dev. Corp. Rev. (AGC Insured)[1]	1,000,000	5.25	12/31/54	1,018,732

New York Transportation Dev. Corp. Rev. (AGM Insured)[1]	300,000	5.50	6/30/44	309,356

NY State Mortgage Agency Homeowner Mortgage Rev.	1,000,000	2.45	10/1/45	701,262

NY State Mortgage Agency Homeowner Mortgage Rev.	980,000	2.50	10/1/46	671,019

NY State Mortgage Agency Homeowner Mortgage Rev.	710,000	3.30	10/1/47	582,904

NY State Mortgage Agency Homeowner Mortgage Rev.	1,625,000	2.55	4/1/50	1,128,353

				6,390,698

North Carolina - 0.7%

Mecklenburg Co. Rev. (Little Rock Apts)	420,000	5.38	1/1/36	420,860

NC Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	490,000	5.00	7/1/46	499,457

				920,317

North Dakota - 0.9%

ND Housing Finance Agency Rev.	925,000	2.50	7/1/44	674,663

ND Housing Finance Agency Rev.	500,000	5.10	7/1/48	511,865

				1,186,528

Ohio - 7.0%

Bedford City School District G.O. (BAM Insured)	750,000	5.50	12/1/50	794,553

Columbus Regional Airport Auth. Rev. (John Glenn Columbus International Airport)[1]	725,000	5.50	1/1/50	762,915

Euclid Public Library G.O.	300,000	5.00	12/1/49	305,509

Hamilton Co. Rev. (Life Enriching Communities)	500,000	5.50	1/1/50	506,037

North Ridgeville City School District G.O.	300,000	5.25	12/1/54	307,424

OH Housing Fin. Agy. Rev.	1,800,000	2.45	9/1/51	1,205,262

See accompanying notes to financial statements.

16	FINANCIAL STATEMENTS AND OTHER INFORMATION

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

OH Housing Fin. Agy. Rev. (First-Time Homebuyer Program) (GNMA/FNMA/FHLMC Collateralized)	500,000	2.90	9/1/45	385,147

OH Housing Fin. Agy. Rev. (GNMA/FNMA/FHLMC Collateralized)	1,300,000	5.10	9/1/47	1,331,674

OH Housing Fin. Agy. Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	5.20	9/1/50	511,792

OH Housing Fin. Agy. Rev. (GNMA/FNMA/FHLMC Collateralized)	965,000	2.75	9/1/51	687,651

OH Housing Fin. Agy. Rev. (GNMA/FNMA/FHLMC Collateralized)	990,000	4.70	9/1/54	990,438

OH Housing Fin. Agy. Rev. (Middletown Phase Two Proj.) [4]	500,000	6.25	3/1/26	503,328

St Bernard OH Rev. (AGM Insured)	500,000	5.00	12/1/43	502,038

Xenia OH G.O. (BAM Insured)	500,000	5.00	12/1/54	511,996

				9,305,764

Oklahoma - 0.3%

OK Hsg. Finance Agency Rev. (Home Ownership Prog.) (GNMA/FNMA/FHLMC Collateralized)	480,000	4.60	9/1/49	471,274

Oregon - 0.8%

OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	500,000	2.35	1/1/44	355,286

OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	1,000,000	2.38	1/1/45	690,647

				1,045,933

Pennsylvania - 2.3%

Butler Co. General Authority Rev. (School District Proj.) (AGM G.O. of District) [1]	460,000	3.75	10/1/34	444,706

PA Higher Educational Assistance Agy. Rev.	295,000	2.63	6/1/42	265,109

PA Hsg. Finance Agency Rev.	500,000	5.10	10/1/45	514,357

PA Hsg. Finance Agency Rev.	1,000,000	5.00	10/1/50	1,005,853

Philadelphia Airport Rev.[1]	425,000	5.00	7/1/37	431,584

Philadelphia Industrial Dev. Auth. Rev. (Charter School Proj.)	350,000	5.63	8/1/36	351,773

				3,013,382

South Carolina - 2.4%

Berkeley Co. Nexton Improvement District Special Assessment	350,000	4.25	11/1/40	319,949

SC Jobs-Economic Dev. Auth. Rev. (Carealliance Health Services)	500,000	5.25	8/15/46	500,922

SC Jobs-Economic Dev. Auth. Rev. (River Academy Proj.) [4]	325,000	7.00	6/15/43	329,763

SC Jobs-Economic Dev. Auth. Rev. (Seafields at Kiawah Island Proj.)	500,000	7.50	11/15/53	525,982

SC State Hsg. Finance & Dev. Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	4.70	1/1/55	497,098

SC State Hsg. Finance & Dev. Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	1,000,000	5.00	1/1/55	1,018,808

				3,192,522

Tennessee - 3.9%

Metropolitan Govt. Nashville & Davidson County Health & Edu. Facs. Board Rev. (Blakford at Green Hills)	895,000	4.00	11/1/45	729,758

Metropolitan Nashville Airport Auth. Rev.[1]	300,000	5.00	7/1/49	302,986

Nashville Metropolitan Dev. & Hsg. Agency Tax Allocation [4]	300,000	5.13	6/1/36	303,388

Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) 2, [5,15]	1,850,000	5.35	N/A	185

Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) [2,5]	7,875,000	5.55	1/1/29	788

Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) [2,5]	1,630,000	6.00	1/1/29	16

TN Hsg. Dev. Agency Rev.	815,000	2.55	1/1/45	578,752

TN Hsg. Dev. Agency Rev.	1,485,000	2.38	7/1/46	1,044,433

TN Hsg. Dev. Agency Rev.	385,000	2.55	7/1/46	266,977

TN Hsg. Dev. Agency Rev.	730,000	5.05	7/1/48	743,700

TN Hsg. Dev. Agency Rev.	990,000	2.50	7/1/51	672,354

TN Hsg. Dev. Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	5.35	7/1/48	519,787

				5,163,124

See accompanying notes to financial statements.

SEPTEMBER 30, 2025	17

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Texas - 11.4%

Arlington Higher Education Finance Corp., Education Rev. (Pineywoods Community Academy)	750,000	2.38	8/15/51	463,387

Brazos Higher Education Auth., Inc. Rev. (Subordinate Student Loan)[1]	1,000,000	3.00	4/1/40	794,992

Clifton Higher Education Finance Corp. Rev. (International Leadership of Texas, Inc.)	250,000	5.25	2/15/49	261,127

Dallas Special Tax (Fair Park Venue Proj.) [1,4]	250,000	6.25	8/15/53	250,120

El Paso Hsg. Finance Corp. Rev. (GNMA Collateralized)	770,000	5.20	3/1/55	789,909

Houston Airport System Rev. (AGM Insured)[1]	1,000,000	5.25	7/1/48	1,036,799

New Hope Cultural Education Fac. Corp. Rev. (Cardinal Bay) [2,15]	260,000	4.00	N/A	202,800

New Hope Cultural Education Fac. Corp. Rev. (Cardinal Bay) [2]	460,000	4.00	7/1/26	358,800

New Hope Cultural Education Facs. Finance Corp. Rev.	500,000	6.50	10/1/55	512,982

New Hope Cultural Education Facs. Finance Corp. Rev. (Buckingham Senior Living Community, Inc.) [1]	535,625	2.00	11/15/61	138,936

New Hope Cultural Education Facs. Finance Corp. Rev. (Wesleyan Homes, Inc. Proj.)	750,000	5.00	1/1/55	637,925

New Hope Cultural Education Facs. Finance Corp. Rev. (Windhaven Proj.)	175,000	5.50	10/1/27	175,094

North Central Texas Health Facility Development Corp. (CC Young Memorial Home) [2,5,15]	204,000	5.38	N/A	159,120

TX Affordable Hsg. Corp. Rev. (GNMA Collateralized)	500,000	5.00	3/1/49	514,677

TX Department of Housing & Community Affairs (GNMA Collateralized)	500,000	3.00	9/1/45	400,321

TX Department of Housing & Community Affairs (GNMA Collateralized)	985,000	2.50	7/1/51	668,958

TX Department of Housing & Community Affairs (GNMA Collateralized)	1,750,000	3.13	1/1/52	1,331,445

TX Department of Housing & Community Affairs (GNMA Collateralized)	500,000	5.00	1/1/49	513,069

TX Department of Housing & Community Affairs (GNMA Collateralized)	1,000,000	5.00	1/1/50	1,016,810

TX Department of Housing & Community Affairs (GNMA Collateralized)	750,000	5.25	9/1/52	767,504

TX Department of Housing & Community Affairs (GNMA Collateralized)	1,500,000	5.25	1/1/53	1,540,531

TX Department of Housing & Community Affairs (GNMA Collateralized)	1,000,000	5.25	9/1/53	1,023,057

TX Department of Housing & Community Affairs (GNMA Collateralized)	1,500,000	5.13	1/1/54	1,533,704

				15,092,067

Utah - 1.7%

Fields Estates Public Infrastructure District Special Assessment (Fields Estates Assessment Area) [4]	500,000	5.25	12/1/53	478,597

Jordanelle Ridge Public Infrastructure District No. 2 G.O. [4]	500,000	7.75	3/1/54	519,235

UT Charter School Finance Auth. Rev. (Mountain Sunrise Academy) [4]	495,000	3.50	12/15/31	455,175

UT Charter School Finance Auth. Rev. (Wasatch Peak Academy Proj.)	325,000	5.00	10/15/49	327,743

UT Hsg. Corp. Single Family Mtg. Rev.	5,000	5.75	1/1/33	5,009

UT Hsg. Corp. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	470,000	5.00	1/1/54	477,396

				2,263,155

Virginia - 0.7%

VA Beach Dev. Auth. Rev. (Westminster Canterbury Proj.)	320,000	6.25	9/1/30	323,037

VA Hsg. Dev. Auth. Rev. (Commonwealth Mortgage Bonds)	550,000	4.70	7/1/55	547,208

				870,245

Washington - 0.5%

King Co. Hsg. Auth. Rev.	250,000	5.38	7/1/45	260,626

WA State Hsg. Finance Commission Rev. (The Evergreen School Proj.)	500,000	4.50	7/1/55	456,138

				716,764

West Virginia - 0.5%

WV Hsg. Dev. Fund Rev.	665,000	2.50	11/1/51	450,541

WV Hsg. Dev. Fund Rev.	250,000	5.13	11/1/55	255,932

				706,473

See accompanying notes to financial statements.

18	FINANCIAL STATEMENTS AND OTHER INFORMATION

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Wisconsin - 1.7%

Public Finance Auth. Rev. (Grand Hyatt San Antonio Hotel Acquisition Proj.)	500,000	5.00	2/1/52	490,842

Public Finance Auth. Rev. (Grand Hyatt San Antonio Hotel Acquisition Proj.) [4]	500,000	6.00	2/1/62	515,169

Public Finance Auth. Rev. (Viticus Group Proj.) [4]	250,000	6.25	12/1/45	251,544

WI Public Finance Auth. Rev. (Delray Beach Radiation Therapy) 2, [4,5]	750,000	6.25	11/1/28	412,500

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	16,520	9.00	1/1/46	551

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	16,287	9.00	1/1/47	499

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	447	12.00	1/1/47	14

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	16,171	9.00	1/1/48	466

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	390	12.00	1/1/48	11

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	16,055	9.00	1/1/49	433

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	384	11.00	1/1/49	10

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	15,822	9.00	1/1/50	393

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	372	11.00	1/1/50	9

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	17,334	9.00	1/1/51	405

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	365	11.00	1/1/51	9

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [1,2,4]	438,536	3.75	7/1/51	297,198

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	17,218	9.00	1/1/52	373

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	475	10.00	1/1/52	10

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	16,985	9.00	1/1/53	346

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	469	10.00	1/1/53	10

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	16,869	9.00	1/1/54	322

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	453	10.00	1/1/54	9

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	444	9.00	1/1/55	8

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	16,636	9.00	1/1/55	298

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	16,404	9.00	1/1/56	278

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	434	9.00	1/1/56	7

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	23,656	5.50	7/1/56	17,148

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	481	9.00	1/1/57	8

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	16,287	9.00	1/1/57	259

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	469	9.00	1/1/58	7

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	16,055	9.00	1/1/58	241

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	15,938	9.00	1/1/59	226

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	456	9.00	1/1/59	6

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	447	8.00	1/1/60	6

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	15,822	9.00	1/1/60	210

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	440	8.00	1/1/61	6

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	15,589	9.00	1/1/61	194

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	428	8.00	1/1/62	5

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	15,473	9.00	1/1/62	181

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	419	8.00	1/1/63	5

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	15,240	9.00	1/1/63	169

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	409	8.00	1/1/64	4

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	15,124	9.00	1/1/64	159

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	403	7.00	1/1/65	4

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	15,008	9.00	1/1/65	148

See accompanying notes to financial statements.

SEPTEMBER 30, 2025	19

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	434	7.00	1/1/66	4

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	14,775	9.00	1/1/66	134

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	5,235	5.00	1/1/67	43

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	192,429	9.00	1/1/67	1,581

WI Public Finance Auth. Rev. (MD Proton Treatment Center) [2,4,5]	500,000	6.13	1/1/33	225,000

				2,217,462

Total Municipal Bonds (Cost: $145,113,143)				117,335,824

	Quantity

Investment Companies - 4.4%

BlackRock MuniHoldings Fund, Inc. (MHD)	19,518			229,336

BlackRock MuniHoldings Quality Fund II, Inc. (MUE)	30,464			306,468

BlackRock MuniYield Quality Fund III, Inc. (MYI)	43,083			477,359

DWS Municipal Income Trust (KTF)	76,592			702,348

Invesco Advantage Municipal Income Trust II (VKI)	55,874			490,015

Invesco Municipal Opportunity Trust (VMO)	62,240			601,861

Invesco Municipal Trust (VKQ)	67,772			654,000

Invesco Pennsylvania Value Municipal Income Trust (VPV)	3,757			38,810

Invesco Quality Municipal Income Trust (IQI)	78,114			769,423

Invesco Trust for Investment Grade Municipals (VGM)	56,447			571,244

Nuveen AMT-Free Municipal Credit Income Fund (NVG)	32,623			400,937

Nuveen AMT-Free Quality Municipal Income Fund (NEA)	23,612			268,941

Nuveen Quality Municipal Income Fund (NAD)	26,610			311,071

Total Investment Companies (cost: $7,151,493)				5,821,813

Total Investments in Securities - 92.9% (cost: $152,264,636)				123,157,637

Other Assets and Liabilities, net - 7.1%				9,472,793

Net Assets - 100.0%				$132,630,430

[1]

Variable rate security. Rate disclosed is as of September 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[2]	Security considered illiquid by the Investment Adviser. The total value of such securities as of September 30, 2025 was $2,595,886 and represented 2.0% of net assets.
[4]

144A Restricted Security. The total value of such securities as of September 30, 2025 was $13,517,417 and represented 10.2% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[5]

The issuer is in default of interest or principal payments, or other debt covenants. Income is not being accrued. The total value of such securities as of September 30, 2025 was $1,737,088 and represented 1.3% of net assets.

[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying.
[9]

Municipal Lease Security. The total value of such securities as of September 30, 2025 was $702,266 and represented 0.5% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[15]	Securities with a “N/A” maturity date have passed their stated maturity date and have pending restructuring arrangements.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

See accompanying notes to financial statements.

20	FINANCIAL STATEMENTS AND OTHER INFORMATION

A summary of the levels for the Fund’s investments as of September 30, 2025 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities

	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Municipal Bonds	—	117,335,824	—	117,335,824
Investment Companies	5,821,813	—	—	5,821,813
Total:	5,821,813	117,335,824	—	123,157,637

There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to financial statements.

SEPTEMBER 30, 2025	21

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

Sit Minnesota Tax-Free Income Fund

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Municipal Bonds - 96.1%

Education/Student Loan - 16.5%

Bethel Charter School Lease Rev. (Spectrum High School Proj.)	1,100,000	4.00	7/1/37	1,027,295

Bethel Charter School Lease Rev. (Spectrum High School Proj.)	1,750,000	4.25	7/1/47	1,467,749

Cologne Charter School Lease Rev. (Cologne Academy Proj.)	470,000	5.00	7/1/29	470,249

Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	1,255,000	5.25	7/1/37	1,255,625

Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	600,000	5.25	7/1/40	600,120

Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	1,000,000	5.50	7/1/50	999,927

Duluth Hsg. & Redevelopment Auth. Rev. (Public School Academy Proj.)	1,100,000	5.00	11/1/38	985,217

Duluth Hsg. & Redevelopment Auth. Rev. (Public School Academy Proj.)	350,000	5.00	11/1/48	279,197

Forest Lake Charter School Lease Rev. (Lake International Language Academy)	850,000	5.50	8/1/36	850,509

Ham Lake Charter School Lease Rev. (Davinci Academy Proj.)	875,000	5.00	7/1/31	876,913

Ham Lake Charter School Lease Rev. (Parnassus Prep. Sch. Proj.)	425,000	4.00	11/1/26	423,909

Ham Lake Charter School Lease Rev. (Parnassus Prep. Sch. Proj.)	2,720,000	5.00	11/1/36	2,725,435

Hugo Charter School Lease Rev. (Noble Academy Proj.)	615,000	5.00	7/1/29	615,361

Hugo Charter School Lease Rev. (Noble Academy Proj.)	1,000,000	5.00	7/1/34	1,000,312

Independence Charter School Lease Rev. (Beacon Academy Proj.)	80,000	4.25	7/1/26	79,641

Independence Charter School Lease Rev. (Beacon Academy Proj.)	750,000	4.75	7/1/31	748,453

Independence Charter School Lease Rev. (Beacon Academy Proj.)	1,200,000	5.00	7/1/36	1,171,227

Independence Charter School Lease Rev. (Paladin High School Proj.)	225,000	3.25	6/1/31	205,998

Independence Charter School Lease Rev. (Paladin High School Proj.)	1,410,000	4.00	6/1/51	989,279

Minneapolis School Lease Rev. (Friendship Academy of the Arts) [4]	490,000	4.00	12/1/31	407,793

Minneapolis School Lease Rev. (Friendship Academy of the Arts) [4]	1,385,000	5.25	12/1/43	1,035,039

Minneapolis School Lease Rev. (Twin Cities International School) [4]	625,000	4.25	12/1/27	623,866

Minneapolis School Lease Rev. (Twin Cities International School) [4]	1,000,000	5.00	12/1/37	956,858

MN Health & Education Fac. Auth. Rev. (Augsburg College)	2,815,000	4.25	5/1/40	1,916,732

MN Health & Education Fac. Auth. Rev. (Bethel Univ.)	1,000,000	5.00	5/1/47	891,859

MN Health & Education Fac. Auth. Rev. (College of St. Benedict)	1,900,000	5.00	3/1/37	1,903,495

MN Health & Education Fac. Auth. Rev. (College of St. Olaf)	2,530,000	3.00	10/1/41	2,095,153

MN Health & Education Fac. Auth. Rev. (Univ. of St. Thomas)	2,000,000	5.00	10/1/47	2,026,498

MN Health & Education Fac. Auth. Rev. (Univ. of St. Thomas)	3,000,000	5.00	10/1/52	3,033,897

MN Health & Education Fac. Auth. Rev. (Univ. of St. Thomas)	750,000	5.00	4/1/35	756,730

MN Health & Education Fac. Auth. Rev. (Univ. of St. Thomas)	1,150,000	4.00	4/1/39	1,129,435

MN Health & Education Fac. Auth. Rev. (Univ. of St. Thomas)	850,000	5.00	10/1/40	880,143

MN Health & Education Fac. Auth. Rev. (Univ. of St. Thomas)	4,000,000	4.00	10/1/44	3,592,032

MN Health & Education Fac. Auth. Rev. (Univ. of St. Thomas)	3,650,000	5.00	10/1/49	3,710,315

MN Office of Higher Education Rev. [8]	2,000,000	4.00	11/1/42	1,895,319

MN Office of Higher Education Rev. [8]	2,260,000	2.65	11/1/38	2,105,750

MN Office of Higher Education Rev. [8]	990,000	4.00	11/1/37	993,430

Savage Charter School Lease Rev. (Aspen Academy)	215,000	4.00	10/1/26	213,947

St. Cloud Charter School Lease Rev. (Stride Academy Proj.)	1,850,000	5.00	4/1/36	1,698,482

St. Paul Hsg. & Redev. Auth.	700,000	5.00	12/1/30	700,656

St. Paul Hsg. & Redev. Auth.	1,150,000	5.00	12/1/37	1,150,175

St. Paul Hsg. & Redev. Auth.	705,000	5.00	12/1/46	672,633

St. Paul Hsg. & Redev. Auth. (German Immersion School)	700,000	5.00	7/1/33	700,288

St. Paul Hsg. & Redev. Auth. (Hope Community Academy Proj.)	720,000	4.50	12/1/29	684,979

See accompanying notes to financial statements.

22	FINANCIAL STATEMENTS AND OTHER INFORMATION

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

St. Paul Hsg. & Redev. Auth. (Math & Science Academy) [4]	700,000	3.00	6/1/31	329,000

St. Paul Hsg. & Redev. Auth. (Math & Science Academy) [4]	1,225,000	4.00	6/1/51	575,750

St. Paul Hsg. & Redev. Auth. (Nova Classical Academy Proj.)	75,000	2.00	9/1/26	73,502

St. Paul Hsg. & Redev. Auth. (St. Paul Conservatory for Performing Artists)	1,135,000	4.63	3/1/43	958,809

St. Paul Hsg. & Redev. Auth. (Twin Cities Academy Proj.)	955,000	5.00	7/1/35	954,985

St. Paul Hsg. & Redev. Auth. Rev. (Community of Peace Academy Proj.)	770,000	3.00	12/1/29	746,823

St. Paul Hsg. & Redev. Auth. Rev. (Community of Peace Academy Proj.)	600,000	4.00	12/1/39	537,178

St. Paul Hsg. & Redev. Auth. Rev. (Community of Peace Academy Proj.)	1,000,000	4.00	12/1/49	809,129

St. Paul Hsg. & Redev. Auth. Rev. (Metro Deaf School Proj.) [4]	700,000	5.00	6/15/38	665,146

St. Paul Hsg. & Redev. Auth. Rev. (Nova Classical Academy Proj.)	1,000,000	4.13	9/1/47	835,153

Woodbury Charter School Lease Rev. (Math & Science Academy) [4]	3,000,000	5.25	6/1/45	2,803,455

				61,836,850

Escrowed To Maturity/Prerefunded - 0.3%

Lakeville Hsg. & Redev. Auth. Parking Rev. (Ice Arena. Proj.)	1,250,000	4.00	2/1/32	1,254,593

General Obligation - 9.1%

Blooming Prairie Independent School District No. 756	1,300,000	2.25	2/1/45	842,825

Itasca County Independent School District No. 318	3,000,000	2.00	2/1/39	2,240,613

Itasca County Independent School District No. 318	4,250,000	2.00	2/1/40	3,046,340

Itasca G.O.	2,000,000	2.38	2/1/45	1,329,653

Itasca G.O.	4,000,000	2.50	2/1/50	2,524,283

Madison Lake G.O.	590,000	2.13	2/1/42	386,096

Minnesota G.O.	5,000,000	2.00	9/1/40	3,551,911

Moorhead G.O.	510,000	2.13	2/1/42	340,776

Morrison Co. Education District No. 6979	1,000,000	4.50	2/1/34	1,000,492

Norwood Young America Independent School District No. 108	1,400,000	2.13	2/1/42	950,048

Norwood Young America Independent School District No. 108	1,500,000	2.25	2/1/45	969,262

Richfield Independent School District No. 280	1,000,000	4.00	2/1/37	1,007,568

Robbinsdale Independent School District No. 281	1,000,000	2.25	2/1/41	713,600

Roseau Independent School District No. 682	400,000	2.25	2/1/46	255,829

Sartell Independent School District No. 748	1,000,000	4.50	2/1/46	1,004,400

Sauk Centre Independent School District No. 743	1,000,000	2.00	2/1/40	702,440

St. Cloud G.O.	1,090,000	2.00	2/1/41	787,054

St. Paul Independent School District No. 625	2,475,000	2.00	2/1/40	1,751,600

Waite Park G.O.	750,000	5.00	12/15/50	781,066

White Bear Lake Independent School District No. 624	10,850,000	3.00	2/1/43	9,036,261

Zumbrota-Mazeppa Independent School District No. 2805	1,500,000	2.50	2/1/44	1,013,507

				34,235,624

Hospital/Health Care - 13.5%

Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	1,000,000	5.00	11/1/44	1,022,658

Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	500,000	5.00	11/1/47	502,971

Chatfield Health Care and Hsg. Facs. Rev. (Chosen Valley Care Center)	1,225,000	5.00	9/1/52	999,888

Crookston Health Care Facs. Rev. (Riverview Health Care Proj.)	1,000,000	4.00	5/1/32	727,413

Dakota Co. Community Dev. Agy. (Sanctuary at W. St. Paul Proj.)	900,000	5.75	8/1/30	772,073

Dakota Co. Community Dev. Agy. (Sanctuary at W. St. Paul Proj.)	1,050,000	6.00	8/1/35	821,121

Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	350,000	4.00	6/15/37	355,777

See accompanying notes to financial statements.

SEPTEMBER 30, 2025	23

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	850,000	3.00	6/15/44	694,894

Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	1,100,000	5.25	6/15/52	1,139,420

Hayward Hsg. & Health Care Fac. Rev. (St. Johns Lutheran Home of Albert Lea Proj.) [2,5]	1,900,000	5.00	10/1/34	1,007,000

Maple Grove Health Care System Rev. (Maple Grove Hospital Corp.)	825,000	5.00	5/1/32	838,421

Maple Grove Health Care System Rev. (Maple Grove Hospital Corp.)	2,175,000	4.00	5/1/37	2,095,616

Minneapolis & St. Paul Hsg. & Redev. Auth. Health Care Rev. (Children’s Health Care)	2,500,000	5.00	8/15/42	2,631,584

Minneapolis & St. Paul Hsg. & Redev. Auth. Health Care Rev. (Children’s Health Care)	1,000,000	5.00	8/15/43	1,046,523

Minneapolis Health Care System Rev. (Fairview Health Services)	2,590,000	5.00	11/15/34	2,593,461

Minneapolis Health Care System Rev. (Fairview Health Services)	2,500,000	5.00	11/15/49	2,503,333

MN Agricultural & Economic Dev. Board Rev. (HealthPartners Oblig. Group Proj.)	4,000,000	5.25	1/1/54	4,115,886

Oak Park Heights Nursing Home Rev. (Boutwells Landing Care Center)	1,500,000	5.50	8/1/28	1,500,023

Oak Park Heights Nursing Home Rev. (Boutwells Landing Care Center)	1,000,000	6.00	8/1/36	985,631

Puerto Rico Industrial Tourist Educational Medical & Environmental Ctl. Facs. Fin. Auth. Rev. [11]	175,000	4.00	7/1/37	165,581

Puerto Rico Industrial Tourist Educational Medical & Environmental Ctl. Facs. Fin. Auth. Rev. [11]	200,000	4.00	7/1/39	183,099

Puerto Rico Industrial Tourist Educational Medical & Environmental Ctl. Facs. Fin. Auth. Rev. [11]	220,000	4.00	7/1/41	193,573

Rochester Health Care Facs. Rev. (Mayo Clinic)	7,500,000	4.00	11/15/48	6,966,380

Rochester Health Care Facs. Rev. (Mayo Clinic)	4,000,000	4.38	11/15/53	3,916,398

Rochester Health Care Facs. Rev. (Mayo Clinic)	3,000,000	5.00	11/15/34	3,476,920

St. Cloud Health Care Rev. (CentraCare Health System Proj.)	5,385,000	5.00	5/1/46	5,400,803

St. Louis Park Health Care Facs. Rev. (Mount Olivet Careview Home Health Proj.) [1]	2,250,000	4.60	6/1/41	1,996,021

St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	2,150,000	5.00	5/1/38	1,964,390

				50,616,858

Industrial/Pollution Control - 0.5% [8]

St. Paul Port Auth. Rev.	1,000,000	4.00	10/1/40	899,936

St. Paul Port Auth. Solid Waste Disposal Rev. (Gerdau St. Paul Steel Mill Proj.) [4]	1,000,000	4.50	10/1/37	956,975

				1,856,911

Multifamily Mortgage - 22.4%

Anoka Hsg. Rev. (Homestead at Anoka, Inc. Proj.)	1,000,000	5.50	11/1/46	932,107

Apple Valley Rev. (Orchard Path Phase II Proj.)	300,000	4.00	9/1/36	281,595

Apple Valley Rev. (Orchard Path Phase II Proj.)	440,000	4.00	9/1/41	384,319

Apple Valley Rev. (Orchard Path Phase II Proj.)	830,000	4.00	9/1/51	642,349

Apple Valley Rev. (Orchard Path Phase II Proj.)	750,000	4.00	9/1/61	547,920

Apple Valley Senior Hsg. Rev. (Orchard Path Proj.)	2,000,000	5.00	9/1/58	1,776,617

Apple Valley Senior Hsg. Rev. (PHS Apple Valley Senior Housing, Inc.)	400,000	5.38	9/1/45	399,364

Apple Valley Senior Hsg. Rev. (PHS Apple Valley Senior Housing, Inc.)	500,000	5.50	9/1/55	499,278

Apple Valley Senior Hsg. Rev. (PHS Apple Valley Senior Housing, Inc.)	750,000	5.63	9/1/65	750,785

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,175,000	4.00	1/1/26	1,171,665

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	450,000	6.75	1/1/27	380,812

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	950,000	4.00	1/1/30	918,961

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,430,000	4.25	1/1/37	1,269,090

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	950,000	7.00	1/1/37	496,697

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,640,000	4.38	1/1/47	1,256,988

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	2,850,000	5.00	1/1/47	1,602,114

Bethel Hsg. and Health Care Facs. Rev. (Ecumen Obligated Group)	2,000,000	6.13	3/1/44	1,968,937

Bethel Rev. (Grandview Christian Home Proj.)	1,500,000	5.00	10/1/41	1,457,005

Blaine Senior Hsg. & Health Care Fac. Rev. (Crest View Senior Community Proj.) [2,5,15]	1,117,145	5.13	N/A	614,430

See accompanying notes to financial statements.

24	FINANCIAL STATEMENTS AND OTHER INFORMATION

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Blaine Senior Hsg. & Health Care Fac. Rev. (Crest View Senior Community Proj.) [2,5]	1,470,163	5.75	7/1/35	808,589

Blaine Senior Hsg. & Health Care Fac. Rev. (Crest View Senior Community Proj.) [2,5]	1,787,432	6.13	7/1/45	983,088

Brainerd Senior Hsg. & Health Care Fac. Rev. (Pinecrest of Country Manor Proj.)	1,000,000	6.00	5/1/55	1,002,973

Chisago Hsg. and Health Care Rev. (CDL Homes LLC)	750,000	6.00	8/1/33	750,395

Cloquet Rev. (HADC Cloquet, LLC Proj.)	180,000	2.20	8/1/28	167,485

Cloquet Rev. (HADC Cloquet, LLC Proj.)	250,000	2.60	8/1/30	225,561

Cloquet Rev. (HADC Cloquet, LLC Proj.)	200,000	2.80	8/1/31	177,711

Cloquet Rev. (HADC Cloquet, LLC Proj.)	200,000	3.20	8/1/34	169,893

Cloquet Rev. (HADC Cloquet, LLC Proj.)	500,000	4.00	8/1/41	384,872

Cloquet Rev. (HADC Cloquet, LLC Proj.)	500,000	4.00	8/1/48	344,767

Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev.	2,500,000	4.00	1/1/42	2,467,696

Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev. (FNMA)	1,050,000	4.20	5/1/43	993,974

Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev. (The Quill Proj.) [4]	2,500,000	3.55	4/1/39	2,015,787

Duluth Hsg. & Redevelopment Auth. Rev. (Pennel Park Proj.)	1,241,162	4.50	8/1/41	1,257,542

Duluth Hsg. & Redevelopment Auth. Rev. (Woodland Garden Apartments)	1,300,000	4.95	8/1/42	1,362,090

Fridley Multifamily Hsg. Rev. (Village Green Apartments Proj.)	3,197,758	3.75	11/1/34	3,191,228

Hayward Health Care Fac. Rev. (American Baptist Homes Midwest Proj.) [2,5]	1,350,000	5.38	8/1/34	1,041,440

Hayward Health Care Fac. Rev. (American Baptist Homes Midwest Proj.) [2,5]	500,000	5.75	2/1/44	346,456

Lauderdale Multifamily Hsg. Rev. (The Fern Senior Affordable Housing Proj.)	2,000,000	5.13	1/1/40	1,914,070

Minneapolis & St. Paul Hsg. & Redev. Auth. Multifamily Hsg. Rev. (GNMA Collateralized) [8]	2,765,000	4.75	1/20/42	2,765,053

Minneapolis Multifamily Hsg. Rev. (14th & Central LLLP Proj.) (FNMA Collateralized)	4,535,498	2.35	2/1/38	3,674,243

Minneapolis Multifamily Hsg. Rev. (Greenway Heights Family Housing)	1,015,000	5.75	7/15/31	1,015,248

Minneapolis Senior Hsg. & Health Care Rev. (Ecumen Mill City Quarter)	375,000	4.75	11/1/28	374,993

Minneapolis Senior Hsg. & Health Care Rev. (Ecumen Mill City Quarter)	1,500,000	5.00	11/1/35	1,474,749

Minneapolis Senior Hsg. & Health Care Rev. (Ecumen Mill City Quarter)	190,000	4.00	11/1/25	189,831

Minnetonka MF Hsg. Rev. (Elmbrooke & Golden Valley Townhome Proj.) (FNMA Collateralized)	1,777,739	3.00	11/1/34	1,659,984

MN Hsg. Fin. Agy. Rental Hsg. Rev.	1,000,000	5.20	8/1/43	1,000,562

Moorhead Economic Dev. Auth. Rev. Ref. (EverCare Sr. Living LLC)	280,000	4.65	9/1/26	276,890

Moorhead Health Care Rev. Ref. (EverCare Sr. Living LLC)	1,000,000	5.00	9/1/32	932,395

Moorhead Health Care Rev. Ref. (EverCare Sr. Living LLC)	250,000	5.13	9/1/37	217,110

New Ulm Economic Dev. Auth. Rev. (HADC Ridgeway Proj.)	1,500,000	5.00	8/1/39	1,241,122

North Oaks Rev. (Waverly Gardens Proj.)	150,000	4.25	10/1/41	136,056

North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	2,000,000	4.00	10/1/33	1,939,552

North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	1,500,000	5.00	10/1/35	1,508,807

North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	1,000,000	5.00	10/1/47	945,969

Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	720,000	6.38	12/1/33	720,774

Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	2,500,000	6.50	12/1/35	2,502,284

Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	250,000	6.88	12/1/48	250,105

Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	2,150,000	5.30	9/1/37	2,149,803

Sauk Rapids Health Care & Hsg. Facs. Rev. (Good Shepherd Lutheran Home Proj.)	1,640,000	5.13	1/1/39	1,426,146

St. Anthony Multifamily Hsg. Rev. (Silver Lake Village Hsg.)	250,000	5.75	12/1/28	250,148

St. Anthony Multifamily Hsg. Rev. (Silver Lake Village Hsg.)	2,000,000	6.00	12/1/30	2,001,162

St. Bonifacius Health Care Rev. (Augustana Chapel View Homes, Inc. Proj.)	2,225,000	6.00	6/1/45	2,236,353

St. Joseph Senior Hsg. & Health Care Rev. (Woodcrest of Country Manor Proj.)	1,500,000	5.00	7/1/55	1,327,636

St. Paul Hsg. & Redev. Auth. (Higher Ground Academy Proj.)	1,000,000	5.50	12/1/38	1,026,540

St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	1,075,000	4.25	12/1/27	1,072,525

See accompanying notes to financial statements.

SEPTEMBER 30, 2025	25

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	2,400,000	5.00	12/1/47	2,280,211

St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	720,000	5.30	11/1/30	720,115

St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	2,590,000	5.38	5/1/43	2,393,734

St. Paul Park Senior Hsg. Rev. (Presbyterian Homes Bloomin Proj.)	1,820,000	5.00	9/1/42	1,768,908

Vergas Hsg. & Healthcare Facs. Rev. (CDL Homes Proj.)	1,000,000	4.25	8/1/43	767,330

Wayzata Senior Hsg. Rev. (Folkestone Senior Living Community)	1,500,000	4.00	8/1/44	1,316,464

Wayzata Senior Hsg. Rev. (Folkestone Senior Living Community)	1,000,000	5.00	8/1/49	963,534

Wayzata Senior Hsg. Rev. (Folkestone Senior Living Community)	2,750,000	5.00	8/1/54	2,598,863

				84,081,849

Municipal Lease - 2.4% [9]

Minnetonka Independent School District No. 276	1,410,000	2.25	2/1/44	928,706

Minnetonka Independent School District No. 276	1,000,000	2.13	2/1/41	694,343

Minnetonka Independent School District No. 276	750,000	2.38	7/1/51	448,815

MN Hsg. Fin. Agy. Rev.	2,065,000	3.00	8/1/43	1,674,262

MN Hsg. Fin. Agy. Rev. (State Appropriation)	2,000,000	5.00	8/1/34	2,002,378

Northeastern Metropolitan Intermediate School District No. 916	1,000,000	5.00	2/1/34	1,001,692

Pine Island Independent School District No. 255	525,000	2.00	2/1/40	361,511

Pine Island Independent School District No. 255	1,110,000	2.20	2/1/44	705,577

Pine Island Independent School District No. 255	895,000	2.25	2/1/47	545,598

Waconia Independent School District No. 110	500,000	5.00	2/1/37	500,436

				8,863,318

Other Revenue Bonds - 3.7%

Crystal Governmental Fac. Rev.	91,613	5.10	12/15/26	89,865

Northeastern Metropolitan Intermediate School District No. 916	2,500,000	4.00	2/1/38	2,499,153

St. Paul Hsg. & Redev. Auth. Parking Enterprise Rev.	1,000,000	5.25	12/1/43	1,050,954

St. Paul Hsg. & Redev. Auth. Parking Enterprise Rev.	1,000,000	5.25	12/1/44	1,044,941

St. Paul Hsg. & Redev. Auth. Parking Enterprise Rev.	1,000,000	5.25	12/1/45	1,041,561

St. Paul Hsg. & Redev. Auth. Rev. (Amherst H Wilder Foundation Proj.)	2,000,000	5.00	12/1/36	2,058,348

St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (9th St. Lofts Proj.)	106,000	6.38	2/15/28	106,213

St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Emerald Gardens Proj.)	290,000	6.50	3/1/29	290,184

St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (North Quadrant Owner Occupied Proj.)	499,000	7.00	2/15/28	500,954

St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (North Quadrant Owner Occupied Proj.)	170,000	7.50	2/15/28	170,116

St. Paul Port Auth. Lease Rev. (Regions Hospital Parking Ramp Proj.)	3,105,000	5.00	8/1/36	3,106,715

Virgin Islands Public Fin. Auth. (Gross Receipts Taxes Loan Note) [11]	2,000,000	5.00	10/1/42	1,878,065

				13,837,069

Sales Tax Revenue - 1.3% [11]

American Samoa Economic Development Authority Rev.	2,000,000	6.25	9/1/29	2,004,156

Guam Govt. Business Privilege Tax Rev.	2,750,000	5.00	11/15/35	2,757,428

				4,761,584

Single Family Mortgage - 22.2%

MN Hsg. Fin. Agy. Homeownership Fin.	7,295,000	2.25	7/1/41	5,362,436

MN Hsg. Fin. Agy. Homeownership Fin.	8,270,000	2.40	7/1/46	5,788,386

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	3,130,000	2.45	7/1/45	2,200,481

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	7,645,000	2.45	7/1/46	5,412,057

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,440,409	3.30	5/1/48	1,318,535

See accompanying notes to financial statements.

26	FINANCIAL STATEMENTS AND OTHER INFORMATION

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	453,039	3.75	11/1/48	428,547

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	472,267	3.45	3/1/49	445,259

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	794,644	3.15	6/1/49	725,307

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	821,114	2.47	1/1/50	680,642

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	6,210,000	2.55	1/1/51	4,286,992

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	5,635,000	2.50	7/1/51	3,826,986

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,680,000	2.20	7/1/41	1,223,113

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	475,000	2.38	7/1/46	334,078

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	9,340,000	2.45	1/1/52	6,200,153

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,440,000	2.40	1/1/35	1,245,042

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	4,530,000	2.63	1/1/40	3,594,165

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	3,410,000	2.75	7/1/42	2,666,942

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,270,000	2.90	1/1/45	983,035

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	2,300,000	3.00	7/1/43	1,823,307

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	22,000	3.80	7/1/38	21,571

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3,420,000	2.80	1/1/44	2,577,761

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	2,250,000	2.70	7/1/44	1,695,635

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3,130,000	2.75	7/1/44	2,382,482

MN Hsg. Fin. Agy. Rev. [8]	975,000	5.35	7/1/36	1,020,882

MN Hsg. Fin. Agy. Rev.	3,260,526	2.05	12/1/51	2,763,277

MN Hsg. Fin. Agy. Rev.	3,165,000	2.00	7/1/40	2,201,541

MN Hsg. Fin. Agy. Rev.	3,850,000	2.15	7/1/45	2,581,618

MN Hsg. Fin. Agy. Rev.	5,000,000	2.20	1/1/51	3,449,738

MN Hsg. Fin. Agy. Rev.	7,680,000	2.35	7/1/41	5,753,582

MN Hsg. Fin. Agy. Rev.	2,565,000	2.55	1/1/46	1,787,499

MN Hsg. Fin. Agy. Rev.	1,880,000	5.00	7/1/53	1,957,480

MN Hsg. Fin. Agy. Rev.	900,000	6.00	7/1/53	969,268

MN Hsg. Fin. Agy. Rev.	955,000	6.25	1/1/54	1,040,991

MN Hsg. Fin. Agy. Rev.	1,225,000	5.10	7/1/42	1,289,241

MN Hsg. Fin. Agy. Rev.	1,675,000	5.15	7/1/45	1,722,409

MN Hsg. Fin. Agy. Rev.	1,180,000	6.00	1/1/53	1,259,564

				83,020,002

Transportation - 2.4%

Minneapolis & St. Paul Metro Airport Commission Senior Rev.	500,000	5.00	1/1/41	505,004

Minneapolis & St. Paul Metro Airport Commission Sub. Rev. [8]	2,500,000	5.25	1/1/49	2,594,401

Minneapolis & St. Paul Metro Airport Commission Sub. Rev. [8]	1,500,000	5.00	1/1/47	1,515,830

Minneapolis & St. Paul Metro Airport Commission Sub. Rev. [8]	2,650,000	5.25	1/1/47	2,719,118

Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	1,750,000	4.00	1/1/54	1,555,561

				8,889,914

Utility - 1.8%

Guam Govt. Waterworks Auth. Rev. [11]	2,000,000	5.00	1/1/46	2,002,056

Guam Govt. Waterworks Auth. Rev. [11]	1,000,000	5.50	7/1/55	1,045,104

Rochester Electric Utility Rev.	500,000	5.00	12/1/42	508,660

Southern Minnesota Municipal Power Agency	1,000,000	5.00	1/1/41	1,004,227

St. Paul Port Auth. Rev. [8]	750,000	5.25	10/1/42	762,682

St. Paul Port Auth. Rev.	650,000	5.00	10/1/46	665,931

See accompanying notes to financial statements.

SEPTEMBER 30, 2025	27

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Western MN Municipal Power Agy. Rev.	600,000	5.00	1/1/35	602,324

				6,590,984

Total Municipal Bonds (cost: $407,601,087)				359,845,556

	Quantity

Investment Companies - 0.3%

Nuveen Minnesota Quality Municipal Income Fund (NMS)	87,851			1,046,306

Total Investment Companies (cost: $1,211,341)				1,046,306

Total Investments in Securities - 96.4% (cost: $408,812,428)				360,891,862

Other Assets and Liabilities, net - 3.6%				13,582,900

Net Assets - 100.0%				$374,474,762

1

Variable rate security. Rate disclosed is as of September 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

2	Security considered illiquid by the Investment Adviser. The total value of such securities as of September 30, 2025 was $4,801,003 and represented 1.3% of net assets.
4

144A Restricted Security. The total value of such securities as of September 30, 2025 was $10,369,669 and represented 2.8% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

5

The issuer is in default of interest or principal payments, or other debt covenants. Income is not being accrued. The total value of such securities as of September 30, 2025 was $4,801,003 and represented 1.3% of net assets.

8

Securities the income from which is treated as a tax preference that is included in alternative minimum taxable income for purposes of computing federal alternative minimum tax (AMT). At September 30, 2025, 4.9% of net assets in the Fund was invested in such securities.

9

Municipal Lease Security. The total value of such securities as of September 30, 2025 was $8,863,318 and represented 2.4% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

11

The Fund may invest in obligations issued by U.S. territories, for example Guam, Puerto Rico, and Virgin Islands. The total value of such securities as of September 30, 2025 was $10,229,062 and represented 2.7% of net assets.

15	Securities with a “N/A” maturity date have passed their stated maturity date and have pending restructuring arrangements.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of September 30, 2025 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities

	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Municipal Bonds	—	359,845,556	—	359,845,556
Investment Companies	1,046,306	—	—	1,046,306
Total:	1,046,306	359,845,556	—	360,891,862

There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to financial statements.

28	FINANCIAL STATEMENTS AND OTHER INFORMATION

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

September 30, 2025

	Sit U.S. Government Securities Fund	Sit Quality Income Fund	Sit Tax-Free Income Fund	Sit Minnesota Tax-Free Income Fund
ASSETS
Investments in securities, at identified cost	$212,154,257	$120,668,563	$152,264,636	$408,812,428

Investments in securities, at fair value - see accompanying schedule for detail	$203,520,481	$121,506,776	$123,157,637	$360,891,862
Cash in bank on demand deposit	—	—	7,477,074	9,996,033
Accrued interest and dividends receivable	943,682	810,380	1,811,203	4,408,799
Receivable for investment securities sold	—	323,276	535,258	—
Receivable for Fund shares sold	48,563	106,962	323	181,675

Total assets	204,512,726	122,747,394	132,981,495	375,478,369

LIABILITIES
Disbursements in excess of cash balances	—	1,616	—	—
Payable for Fund shares redeemed	300,300	6,888	176,510	632,428
Cash portion of dividends payable to shareholders	43,972	6,738	96,837	126,131
Accrued supervisory and administrative fees	89,307	40,917	55,953	183,786
Accrued investment management fees	33,759	20,263	21,765	61,262

Total liabilities	467,338	76,422	351,065	1,003,607

Net assets applicable to outstanding capital stock	$204,045,388	$122,670,972	$132,630,430	$374,474,762

Net assets consist of:
Capital (par value and paid-in surplus)	$243,478,200	$128,074,009	$192,655,599	$441,322,359
Total distributable earnings (loss), including unrealized appreciation (depreciation)	(39,432,812)	(5,403,037)	(60,025,169)	(66,847,597)

	$204,045,388	$122,670,972	$132,630,430	$374,474,762

Outstanding shares:
Class S Shares (Class S)*	14,005,680	2,639,285	10,074,175	39,598,259

Class Y Shares (Class Y)*	5,602,997	10,067,599	5,189,522	—

Net assets applicable to outstanding shares:
Net Assets (Class S)*	$145,766,252	$25,455,401	$87,542,137	$374,474,762

Net Assets (Class Y)*	58,279,136	97,215,571	45,088,293	—

Net asset value per share of outstanding capital stock:
Net Assets Value (Class S)*	$10.41	$9.64	$8.69	$9.46

Net Assets Value (Class Y)*	10.40	9.66	8.69	—

*	Sit U.S. Government Securities Fund, Sit Quality Income Fund and Sit Tax-Free Income Fund offer multiple share classes (S and Y). Sit Minnesota Tax-Free Income Fund offers a single share class.

See accompanying notes to financial statements.

FINANCIAL STATEMENTS AND OTHER INFORMATION	29

STATEMENTS OF OPERATIONS (Unaudited)

Six Months Ended September 30, 2025

	Sit U.S. Government Securities Fund	Sit Quality Income Fund	Sit Tax-Free Income Fund	Sit Minnesota Tax-Free Income Fund
Investment income:
Income:
Dividends	—	—	$244,083	$40,065
Interest	$4,704,962	$3,185,841	3,007,762	8,020,034

Total income	4,704,962	3,185,841	3,251,845	8,060,099

Expenses (note 4):
Investment management fee
Class S Shares	149,829	37,719	88,447	370,543
Class Y Shares	58,080	100,704	49,130	—

Total investment management fee	207,909	138,423	137,577	370,543

Supervisory and administrative fee
Class S Shares	449,557	75,438	265,264	1,111,630
Class Y Shares	101,600	176,231	86,022	—

Total supervisory and administrative fee	551,157	251,669	351,286	1,111,630

Total expenses	759,066	390,092	488,863	1,482,173

Less fees and expenses waived by investment adviser	—	(12,573)	—	—

Total net expenses	759,066	377,519	488,863	1,482,173

Net investment income	3,945,896	2,808,322	2,762,982	6,577,926

Realized and unrealized gain (loss):
Net realized gain (loss) on investments	(377,824)	189,089	(4,973,976)	(6,679,047)
Net realized gain (loss) on futures	—	—	(92,530)	(364,076)

Net change in unrealized appreciation (depreciation) on investments	2,152,902	604,395	5,772,898	11,758,126
Net change in unrealized appreciation (depreciation) on futures	—	—	354,935	1,385,314

Net gain (loss)	1,775,078	793,484	1,061,327	6,100,317

Net increase (decrease) in net assets resulting from operations	$5,720,974	$3,601,806	$3,824,309	$12,678,243

See accompanying notes to financial statements.

30	FINANCIAL STATEMENTS AND OTHER INFORMATION

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SEPTEMBER 30, 2025	31

STATEMENTS OF CHANGES IN NET ASSETS

September 30, 2025

	Sit U.S. Government Securities Fund		Sit Quality Income Fund
	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Operations:
Net investment income	$3,945,896	$8,578,145	$2,808,322	$5,728,091
Net realized gain (loss) on investments and futures	(377,824)	(4,170,561)	189,089	(591,654)
Net change in unrealized appreciation of investments and futures	2,152,902	7,225,489	604,395	2,119,160

Net increase (decrease) in net assets resulting from operations	5,720,974	11,633,073	3,601,806	7,255,597

Distributions from:
Net investment income and net realized gains
Common shares (Class S)	(2,788,614)	(6,261,423)	(537,623)	(1,186,566)
Common shares (Class Y)	(1,159,646)	(2,316,974)	(2,270,975)	(4,541,524)

Total distributions	(3,948,260)	(8,578,397)	(2,808,598)	(5,728,090)

Capital share transactions:
Proceeds from shares sold
Class S Shares	5,874,654	15,387,801	14,636,504	15,669,662
Class Y Shares	3,154,497	9,060,549	12,326,641	54,446,285
Reinvested distributions
Class S Shares	2,544,871	5,773,483	528,038	1,162,292
Class Y Shares	1,159,646	2,316,974	2,241,897	4,513,640
Payments for shares redeemed
Class S Shares	(17,758,399)	(51,781,243)	(12,174,964)	(26,408,373)
Class Y Shares	(4,812,660)	(19,107,113)	(31,246,519)	(48,670,071)

Increase (decrease) in net assets from capital transactions	(9,837,391)	(38,349,549)	(13,688,403)	713,435

Total increase (decrease) in net assets	(8,064,677)	(35,294,873)	(12,895,195)	2,240,942

Net assets:
Beginning of period	212,110,065	247,404,938	135,566,167	133,325,225

End of period	$204,045,388	$212,110,065	$122,670,972	$135,566,167

Capital transactions in shares:
Sold
Class S Shares	568,752	1,500,690	1,527,671	1,649,737
Class Y Shares	305,936	883,322	1,284,501	5,721,540
Reinvested distributions
Class S Shares	245,986	564,598	54,971	122,265
Class Y Shares	112,175	226,677	233,138	473,777
Redeemed
Class S Shares	(1,717,753)	(5,061,757)	(1,269,404)	(2,782,388)
Class Y Shares	(466,119)	(1,876,881)	(3,261,560)	(5,121,254)

Net increase (decrease)	(951,023)	(3,763,351)	(1,430,683)	63,677

See accompanying notes to financial statements.

32	FINANCIAL STATEMENTS AND OTHER INFORMATION

	Sit Tax-Free Income Fund		Sit Minnesota Tax-Free Income Fund
	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Operations:
Net investment income	$2,762,982	$5,933,589	$6,577,926	$12,570,680
Net realized gain (loss) on investments and futures	(5,066,506)	(4,262,354)	(7,043,123)	(3,124,075)
Net change in unrealized appreciation (depreciation) of investments and futures	6,127,833	3,366,905	13,143,440	(4,104,917)

Net increase (decrease) in net assets resulting from operations	3,824,309	5,038,140	12,678,243	5,341,688

Distributions from:
Net investment income and net realized gains
Common shares (Class S)	(1,707,155)	(3,501,820)	(6,577,926)	(12,570,680)
Common shares (Class Y)	(1,017,595)	(2,378,895)	—	—

Total distributions	(2,724,750)	(5,880,715)	(6,577,926)	(12,570,680)

Capital share transactions:
Proceeds from shares sold
Class S Shares	2,753,251	14,892,378	26,652,686	77,720,848
Class Y Shares	972,313	11,289,682	—	—
Reinvested distributions
Class S Shares	1,533,691	3,167,649	5,844,604	11,117,568
Class Y Shares	585,180	1,280,180	—	—
Payments for shares redeemed
Class S Shares	(13,431,385)	(21,769,538)	(53,452,619)	(98,263,345)
Class Y Shares	(16,908,125)	(15,882,334)	—	—

Decrease in net assets from capital transactions	(24,495,075)	(7,021,983)	(20,955,329)	(9,424,929)

Total increase (decrease) in net assets	(23,395,516)	(7,864,558)	(14,855,012)	(16,653,921)

Net assets:
Beginning of period	156,025,946	163,890,504	389,329,774	405,983,695

End of period	$132,630,430	$156,025,946	$374,474,762	$389,329,774

Capital transactions in shares:
Sold
Class S Shares	324,901	1,702,383	2,905,037	8,172,945
Class Y Shares	114,838	1,296,842	—	—
Reinvested distributions
Class S Shares	181,157	363,908	636,074	1,171,643
Class Y Shares	69,113	147,012	—	—
Redeemed
Class S Shares	(1,590,473)	(2,504,066)	(5,844,406)	(10,333,590)
Class Y Shares	(1,998,560)	(1,814,075)	—	—

Net increase (decrease)	(2,899,024)	(807,996)	(2,303,295)	(989,002)

SEPTEMBER 30, 2025	33

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit U.S. Government Securities Fund

	Six Months Ended	Year Ended March 31,
Class S	September 30, 2025 (Unaudited)	2025	2024	2023	2022	2021

Net Asset Value:
Beginning of period	$10.32	$10.17	$10.35	$10.83	$11.17	$11.26

Operations:
Net investment income [1]	0.19	0.38	0.33	0.27	0.10	0.14
Net realized and unrealized gains (losses) on investments and written options	0.09	0.16	(0.17)	(0.48)	(0.34)	(0.09)

Total from operations	0.28	0.54	0.16	(0.21)	(0.24)	0.05
Distributions from:
Net investment income	(0.19)	(0.39)	(0.34)	(0.27)	(0.10)	(0.14)

Net Asset Value
End of period	$10.41	$10.32	$10.17	$10.35	$10.83	$11.17

Total investment return [2]	2.78%	5.38%	1.64%	(1.89%)	(2.16%)	0.44%

Net assets at end of period (000’s omitted)	$145,766	$153,834	$182,150	$266,067	$318,439	$398,821

Ratios: [3]
Expenses	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income	3.73%	3.74%	3.29%	2.55%	0.90%	1.25%

Portfolio turnover rate (excluding short-term securities)	2.18%[4]	25.55%	18.08%	56.81%	40.96%	39.29%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[3]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[4]	Not annualized.

34	FINANCIAL STATEMENTS AND OTHER INFORMATION

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit U.S. Government Securities Fund

	Six Months Ended	Year Ended March 31,
Class Y	September 30, 2025 (Unaudited)	2025	2024	2023	2022		2021

Net Asset Value:
Beginning of period	$10.31	$10.17	$10.35	$10.83	$11.17	`	$11.26

Operations:
Net investment income [1]	0.21	0.41	0.36	0.29	0.13		0.17
Net realized and unrealized gains (losses) on investments and written options	0.09	0.14	(0.17)	(0.47)	(0.34)		(0.09)

Total from operations	0.30	0.55	0.19	(0.18)	(0.21)		0.08
Distributions from:
Net investment income	(0.21)	(0.41)	(0.37)	(0.30)	(0.13)		(0.17)

Net Asset Value
End of period	$10.40	$10.31	$10.17	$10.35	$10.83		$11.17

Total investment return [2]	2.91%	5.55%	1.91%	(1.67%)	(1.91%)		0.72%

Net assets at end of period (000’s omitted)	$58,279	$58,276	$65,255	$91,639	$109,305		$128,449

Ratios: [3]
Expenses	0.55%	0.55%	0.55%	0.55%	0.55%		0.55%
Net investment income	3.98%	3.99%	3.54%	2.80%	1.14%		1.44%

Portfolio turnover rate (excluding short-term securities)	2.18%[4]	25.55%	18.08%	56.81%	40.96%		39.29%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[3]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[4]	Not annualized.

SEPTEMBER 30, 2025	35

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Quality Income Fund

	Six Months Ended	Year Ended March 31,
Class S	September 30, 2025 (Unaudited)	2025	2024	2023	2022	2021

Net Asset Value:
Beginning of period	$9.58	$9.46	$9.46	$9.98	$10.04	$9.82

Operations:
Net investment income [1]	0.20	0.40	0.37	0.28	0.15	0.10
Net realized and unrealized gains (losses) on investments, written options and futures	0.07	0.12	0.01	(0.33)	(0.05)	0.22

Total from operations	0.27	0.52	0.38	(0.05)	0.10	0.32
Distributions from:
Net investment income	(0.21)	(0.40)	(0.38)	(0.29)	(0.15)	(0.10)
From net realized gains	—	—	—	(0.18)	(0.01)	—

Total distributions	(0.21)	(0.40)	(0.38)	(0.47)	(0.16)	(0.10)
Net Asset Value
End of period	$9.64	$9.58	$9.46	$9.46	$9.98	$10.04

Total investment return [2]	2.79%	5.66%	4.05%	(0.47%)	0.92%	3.32%

Net assets at end of period (000’s omitted)	$25,455	$22,281	$31,574	$34,440	$135,246	$108,794

Ratios: [3]
Expenses (without waiver)	0.90%[4]	0.90%[4]	0.90%[4]	0.90%	0.90%	0.90%
Expenses (with waiver)	0.80%[4]	0.80%[4]	0.80%[4]	0.80%	—	—
Net investment income (without waiver)	4.18%	4.16%	3.87%	2.76%	1.51%	1.05%
Net investment income (with waiver)	4.28%	4.26%	3.97%	2.86%	—	—

Portfolio turnover rate (excluding short-term securities)	18.87%[5]	59.03%	89.98%	109.93%	63.03%	77.96%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[3]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[4]	Total Fund expenses are limited to 0.90% of average daily net assets. However, during the period above, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund.
[5]	Not annualized.

36	FINANCIAL STATEMENTS AND OTHER INFORMATION

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Quality Income Fund

	Six Months Ended	Year Ended March 31,
Class Y	September 30, 2025 (Unaudited)	2025	2024	2023 [1]

Net Asset Value:
Beginning of period	$9.59	$9.48	$9.48	$9.97

Operations:
Net investment income [2]	0.22	0.43	0.40	0.32
Net realized and unrealized gains (losses) on investments, written options and futures	0.07	0.11	—	(0.32)

Total from operations	0.29	0.54	0.40	–
Distributions from:
Net investment income	(0.22)	(0.43)	(0.40)	(0.31)
From net realized gains	—	—	—	(0.18)

Total distributions	(0.22)	(0.43)	(0.40)	(0.49)
Net Asset Value
End of period	$9.66	$9.59	$9.48	$9.48

Total investment return [3]	3.03%	5.82%	4.42%	(0.11%)

Net assets at end of period (000’s omitted)	$97,216	$113,285	$101,751	$110,243

Ratios: [4]
Expenses	0.55%	0.55%	0.55%	0.55%
Net investment income	4.51%	4.52%	4.24%	3.28%

Portfolio turnover rate (excluding short-term securities)	18.87%[5]	59.03%	89.98%	109.93%

[1]	The inception date of Class Y shares was March 31, 2022.
[2]	The net investment income per share is based on average shares outstanding for the period.
[3]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[4]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[5]	Not annualized.

SEPTEMBER 30, 2025	37

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Tax-Free Income Fund

	Six Months Ended	Year Ended March 31,
Class S	September 30, 2025 (Unaudited)	2025	2024	2023	2022	2021

Net Asset Value:
Beginning of period	$8.59	$8.64	$8.54	$9.20	$9.91	$9.56

Operations:
Net investment income [1]	0.17	0.31	0.30	0.27	0.27	0.29
Net realized and unrealized gains (losses) on investments and futures	0.09	(0.05)	0.10	(0.66)	(0.71)	0.35

Total from operations	0.26	0.26	0.40	(0.39)	(0.44)	0.64
Distributions from:
Net investment income	(0.16)	(0.31)	(0.30)	(0.27)	(0.27)	(0.29)

Net Asset Value
End of period	$8.69	$8.59	$8.64	$8.54	$9.20	$9.91

Total investment return [2]	3.13%	3.03%	4.88%	(4.17%)	(4.62%)	6.73%

Net assets at end of period (000’s omitted)	$87,542	$95,858	$100,185	$126,041	$185,151	$348,230

Ratios: [3]
Expenses	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income	3.92%	3.61%	3.54%	3.18%	2.68%	2.92%

Portfolio turnover rate (excluding short-term securities)	13.59%[4]	26.81%	21.77%	15.05%	20.78%	21.22%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[3]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[4]	Not annualized.

38	FINANCIAL STATEMENTS AND OTHER INFORMATION

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Tax-Free Income Fund

	Six Months Ended	Year Ended March 31,
Class Y	September 30, 2025 (Unaudited)	2025	2024	2023	Period Ended March 31, 2022 [1]

Net Asset Value:
Beginning of period	$8.59	$8.64	$8.54	$9.20	$10.04

Operations:
Net investment income [2]	0.18	0.34	0.32	0.30	0.24
Net realized and unrealized gains (losses) on investments and futures	0.09	(0.06)	0.11	(0.67)	(0.84)

Total from operations	0.27	0.28	0.43	(0.37)	(0.60)
Distributions from:
Net investment income	(0.17)	(0.33)	(0.33)	(0.29)	(0.24)

Net Asset Value
End of period	$8.69	$8.59	$8.64	$8.54	$9.20

Total investment return [3]	3.25%	3.29%	5.13%	(3.93%)	(6.06%)

Net assets at end of period (000’s omitted)	$45,088	$60,168	$63,705	$117,115	$169,263

Ratios: [4]
Expenses	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income	4.19%	3.86%	3.79%	3.43%	3.57%

Portfolio turnover rate (excluding short-term securities)	13.59%[5]	26.81%	21.77%	15.05%	20.78%

[1]	The inception date of Class Y shares was June 1, 2021.
[2]	The net investment income per share is based on average shares outstanding for the period.
[3]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[4]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[5]	Not annualized.

SEPTEMBER 30, 2025	39

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Minnesota Tax-Free Income Fund

	Six Months Ended	Year Ended March 31,
	September 30, 2025 (Unaudited)	2025	2024	2023	2022	2021

Net Asset Value:
Beginning of period	$9.29	$9.47	$9.43	$9.94	$10.68	$10.37

Operations:
Net investment income [1]	0.16	0.30	0.29	0.27	0.27	0.30
Net realized and unrealized gains (losses) on investments and futures	0.17	(0.18)	0.04	(0.49)	(0.74)	0.31

Total from operations	0.33	0.12	0.33	(0.22)	(0.47)	0.61
Distributions from:
Net investment income	(0.16)	(0.30)	(0.29)	(0.27)	(0.27)	(0.30)
From net realized gains	—	—	—	(0.02)	—	—

Total distributions	(0.16)	(0.30)	(0.29)	(0.29)	(0.27)	(0.30)
Net Asset Value
End of period	$9.46	$9.29	$9.47	$9.43	$9.94	$10.68

Total investment return [2]	3.65%	1.24%	3.64%	(2.08%)	(4.56%)	5.94%

Net assets at end of period (000’s omitted)	$374,475	$389,330	$405,984	$466,995	$628,164	$680,301

Ratios: [3]
Expenses	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income	3.55%	3.15%	3.15%	2.90%	2.50%	2.83%

Portfolio turnover rate (excluding short-term securities)	9.25%[4]	10.29%	5.34%	8.50%	20.82%	12.04%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[3]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[4]	Not annualized.

40	FINANCIAL STATEMENTS AND OTHER INFORMATION

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SEPTEMBER 30, 2025	41

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Six Months Ended September 30, 2025

(1)	Organization

The Sit Mutual Funds covered by this report are Sit U.S. Government Securities Fund, Sit Quality Income Fund, Sit Tax-Free Income Fund and Sit Minnesota Tax-Free Income Fund (each a “Fund” and collectively, the “Funds”). The Funds are no-load funds, and are registered under the Investment Company Act of 1940 (as amended) as diversified (except Sit Minnesota Tax-Free Income Fund which is non-diversified), open-end management investment companies, or series thereof. The Sit Quality Income Fund, Sit Tax-Free Income Fund and Sit Minnesota Tax-Free Income Fund are series funds of Sit Mutual Funds II, Inc. Each Fund has 10 billion authorized shares of capital stock. Shares in the Sit U.S. Government Securities Fund have a par value of $0.01, and shares in other Funds have a par value of $0.001. This report covers the bond funds of the Sit Mutual Funds.

The investment objective for each Fund is as follows:

Fund	Investment Objective
U.S. Government Securities Fund	High current income and safety of principal.
Quality Income Fund	High current income and safety of principal.
Tax-Free Income Fund	High current income that is exempt from federal income tax, consistent with the preservation of capital.
Minnesota Tax-Free Income Fund	High current income that is exempt from federal regular income tax and Minnesota regular personal income tax, consistent with the preservation of capital.

The U.S. Government Securities Fund, Quality Income Fund and Tax-Free Income Fund offer Class S and Class Y shares. Both classes of shares have identical voting, dividend and liquidation rights. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

(2)	Significant Accounting Policies

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Investments in Securities

Investment securities are carried at fair value based upon closing market quotations on the last business day of the period. Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Equity securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available, at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing services. Consistent with the Funds’ valuation policies and procedures, the current fair value of certain fixed income securities is provided by an independent pricing service. Fixed income securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from broker-dealers or quotation systems. Securities for which market quotations are not available, such as private placement securities, are valued at fair value according to methods selected in good faith by Sit Investment Associates, Inc. (the “Adviser” or “SIA”) and may include dealer-supplied valuations or other inputs and assumptions that pricing services would typically utilize. Short-term investments of sufficient credit quality with maturities of 60 days or less when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value. Options and futures contracts entered into and held by the Funds are valued at the close of the securities and commodities exchange on which they are traded.

Security transactions are accounted for on the date the securities are purchased or sold. Gains and losses are calculated on the identified cost basis. Interest, including level-yield amortization of long-term bond premium and discount, is recorded on the accrual basis. Amortization of long-term bond premium and discount is calculated using the effective interest rate method. Dividends received from closed-end fund holdings are included in Dividend Income and distributions from capital gains, if any, are included in Net Realized Gain (Loss).

42	FINANCIAL STATEMENTS AND OTHER INFORMATION

Delivery and payment for securities which have been purchased by the Funds on a forward commitment or when-issued basis can take place two weeks or more after the transaction date. During this period, such securities are subject to market fluctuations and may increase or decrease in value prior to delivery.

The Minnesota Tax-Free Income Fund concentrates its investments in Minnesota, and therefore may have more credit risk related to the economic conditions in the state of Minnesota than a portfolio with broader geographical diversification.

Derivative Instruments

The Funds apply derivative instrument disclosure standards in order to enable investors to understand how and why the Funds use derivatives, how derivatives are accounted for, and how derivative instruments affect the Funds’ financial statements.

To hedge interest rate risk, the Funds used Treasury options and futures traded on a U.S. exchange. Risks of entering into futures and options contracts include the possibility of an illiquid market and that a change in the value of the option may not correlate with changes in the value of the underlying securities.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Funds recognize a realized gain or loss when the option is sold or expired. Option holdings within the Funds, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Funds since they are exchange traded.

Upon entering into a futures contract, a Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expired. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

During the six months ended September 30, 2025, the average volume of derivative activity, calculated on a quarterly basis, was as follows:

	Average Cost	Average Premium Received	Average Notional Amount
U.S. Government Securities Fund
Purchased put options	$141,746	$71,265	$27,014,000
Tax-Free Income Fund
Treasury futures - short	—	—	6,582,510
Minnesota Tax-Free Income Fund
Treasury futures - short	—	—	25,695,823

Statement of Assets and Liabilities – Values of derivatives as of September 30, 2025:

	Asset Derivatives Value		Liability Derivatives Value
Interest rate risk:
U.S. Government Securities Fund
Put Options Purchased	$70,820	[1]	—

[1]	Statement of Assets and Liabilities location: Investments in Securities, at fair value.

SEPTEMBER 30, 2025	43

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Six Months Ended September 30, 2025 (Continued)

The effect of derivative instruments on the Statement of Operations for the six months ended September 30, 2025:

	Amount of Realized	Change in Unrealized
	Gain (Loss) on	Appreciation (Depreciation) on
	Derivatives [2]	Derivatives [3]
Interest rate risk:
U.S. Government Securities Fund
Purchased put options	($383,837)	$16,088
Tax-Free Income Fund
Treasury futures	(92,530)	354,935
Minnesota Tax-Free Income Fund
Treasury futures	(364,076)	1,385,314

[2]	Statement of Operations location: Net realized gain (loss) on investments and net realized gain (loss) on futures, respectively.
[3]

Statement of Operations location: Net change in unrealized appreciation (depreciation) on investments for purchased put options and net change in unrealized appreciation (depreciation) on futures, respectively.

Fair Value Measurements

The inputs and valuation techniques used to measure fair value of the Funds’ net assets are summarized into three levels as described in the hierarchy below:

• Level 1 – quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

• Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

• Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities.

A summary of the levels for the Funds’ investments as of September 30, 2025 is included with the Funds’ schedules of investments.

44	FINANCIAL STATEMENTS AND OTHER INFORMATION

Federal Taxes

The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. The Funds have recorded in their financial statements the full benefit of their tax positions taken in connection with the Registered Investment Company (RIC) qualification and distribution requirements of the Internal Revenue Code. Therefore, no income tax provision is required. Also, in order to avoid the payment of any federal excise taxes, the Funds will distribute substantially all of their net investment income and net realized gains on a calendar year basis.

Management has analyzed the Funds’ tax positions taken in federal tax returns for all open tax years and has concluded that as of September 30, 2025, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns remain subject to examination by the Internal Revenue Service and state departments of revenue until such time as the applicable statute of limitations for audit has expired. For example, U.S. tax returns are generally subject to audit for three years from the date they are filed.

At September 30, 2025, the gross unrealized appreciation (depreciation) on investments and cost of investments on a tax basis for federal income tax purposes were as follows:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost (Proceeds) of Investments on a Tax Basis
U.S. Government Securities Fund - Investments	$1,316,068	($9,949,844)	($8,633,776)	$212,154,257
Quality Income Fund - Investments	1,430,958	(592,745)	838,213	120,668,563
Tax-Free Income Fund - Investments	1,289,656	(30,396,655)	(29,106,999)	152,264,636
Minnesota Tax-Free Income Fund - Investments	2,826,563	(50,747,129)	(47,920,566)	408,812,428

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains (losses) may also differ from its ultimate characterization for tax purposes. The tax character of distributions paid during the fiscal years ended March 31, 2025 and 2024 was as follows:

Year Ended March 31, 2025:
	Ordinary Income	Tax-Exempt Income	Long Term Capital Gain	Total
U.S. Government Securities Fund	$8,578,397	—	—	$8,578,397
Quality Income Fund	5,728,090	—	—	5,728,090
Tax-Free Income Fund*	72,446	$5,821,475	—	5,893,921
Minnesota Tax-Free Income Fund*	158,431	12,441,636	—	12,600,067

*98.8% and 98.7% of dividends were derived from interest on tax-exempt securities for the Tax-Free Income and Minnesota Tax-Free Income Funds, respectively.

Year Ended March 31, 2024:
	Ordinary Income	Tax-Exempt Income	Long Term Capital Gain	Total
U.S. Government Securities Fund	$10,122,712	—	—	$10,122,712
Quality Income Fund	5,650,057	—	—	5,650,057
Tax-Free Income Fund*	32,379	$6,718,290	—	6,750,669
Minnesota Tax-Free Income Fund*	139,205	13,459,633	—	13,598,838

*99.5% and 99.0% of dividends were derived from interest on tax-exempt securities for the Tax-Free Income and Minnesota Tax-Free Income Funds, respectively.

SEPTEMBER 30, 2025	45

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Six Months Ended September 30, 2025 (Continued)

As of March 31, 2025, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed		Unrealized
	Ordinary	Tax-Exempt	Accumulated	Appreciation
	Income	Income	Gain (Loss)	(Depreciation)
U.S. Government Securities Fund	$1,432	—	($30,296,046)	($10,868,805)
Quality Income Fund	8,439	—	(6,427,903)	229,688
Tax-Free Income Fund	—	$135,976	(26,190,218)	(34,980,980)
Minnesota Tax-Free Income Fund	—	49,570	(13,229,613)	(59,654,963)

Net capital loss carryovers and late year losses, if any, as of March 31, 2025, are available to offset future realized capital gains and thereby reduce future capital gains distributions. The Funds are permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward retain their character as either short-term or long-term capital losses. The net capital loss carryovers and the late year losses deferred as of March 31, 2025, were as follows:

	Unlimited Period of Net Capital Loss Carryover		Late Year Losses Deferred	Accumulated Capital and Other Losses
	Short-Term	Long-Term
U.S. Government Securities Fund	$5,923,311	$24,372,735	—	$30,296,046
Quality Income Fund	$2,307,769	$4,120,134	—	$6,427,903
Tax-Free Income Fund	$2,518,897	$23,671,321	—	$26,190,218
Minnesota Tax-Free Income Fund	—	$13,229,613	—	$13,229,613

Distributions

Distributions to shareholders are recorded as of the close of business on the record date. Such distributions are payable in cash or reinvested in additional shares of the Funds’ capital stock. Distributions from net investment income are declared daily and paid monthly for the Funds. Distributions from net realized gains, if any, will be made annually for each of the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results for the respective periods. Actual results could differ from those estimates.

Guarantees and Indemnifications

Under each Fund’s organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to each Fund. In addition, certain of each Fund’s contracts with its service providers contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

Cash Balance Credit Risk

The Funds may place portions of its uninvested cash with financial institutions in the United States, which are insured by the Federal Deposit Insurance Corporation (“FIDC”) up to $250,000 for each account holder. The Funds may be subject to credit risk to the extent amounts on deposit are in excess of the insured limits.

46	FINANCIAL STATEMENTS AND OTHER INFORMATION

Segment Reporting

The Funds represent a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Chief Executive Officer of the Adviser (“CEO”) acts as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Funds. The CODM monitors the operating results as a whole, and the Funds’ long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements. Adoption of the new standard impacted the Funds’ financial statement note disclosures only and did not affect the Funds’ financial position or the results of its operations.

(3)	Investment Security Transactions

The cost of purchases and proceeds from sales and maturities of investment securities, other than short-term securities, for the six months ended September 30, 2025, were as follows:

	Purchases		Proceeds

	U.S. Government	Other	U.S. Government	Other

U.S. Government Securities Fund	$4,463,444	—	$15,019,851	$48,374
Quality Income Fund	11,691,968	$11,290,203	19,290,652	17,780,773
Tax-Free Income Fund	—	17,467,176	—	39,740,362
Minnesota Tax-Free Income Fund	1,300,000	31,769,814	3,920	46,552,132

(4)	Affiliated Fees and Transactions

Investment Adviser

The Funds each have entered into an investment management agreement with Sit Investment Associates Inc., under which SIA manages the Funds’ assets and provides research, statistical and advisory services, and pays related office rental, executive expenses and executive salaries. In addition, the Funds have entered into separate supervision and administration agreements with SIA. SIA also is obligated to pay all of the Funds’ expenses (excluding extraordinary expenses, stock transfer taxes, interest, brokerage commissions, and other transaction charges relating to investing activities). The fees charged to each Fund by SIA are based on the average daily net assets of the Funds at the annual rate of:

	Investment Management Fees	Supervisory and Administrative Fees	Total Management Fees
U.S. Government Securities Fund Class S	0.20%	0.60%	0.80%
U.S. Government Securities Fund Class Y	0.20%	0.35%	0.55%
Quality Income Fund Class S1	0.20%	0.60%	0.80%
Quality Income Fund Class Y1	0.20%	0.35%	0.55%
Tax-Free Income Fund Class S	0.20%	0.60%	0.80%
Tax-Free Income Fund Class Y	0.20%	0.35%	0.55%
Minnesota Tax-Free Income Fund	0.20%	0.60%	0.80%

[1]	Effective April 1, 2022, the advisory fee for Sit Quality Income Fund was voluntarily reduced from 0.30% to 0.20%; the fees presented reflect the fees net of the Adviser’s voluntary fee waiver.

SEPTEMBER 30, 2025	47

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Six Months Ended September 30, 2025 (Continued)

The fees charged to each Fund by SIA, for the six months ended September 30, 2025, were as follows:

	Investment Management Fees	Supervisory and Administrative Fees	Total
U.S. Government Securities Fund Class S	$149,829	$449,557	$599,386
U.S. Government Securities Fund Class Y	58,080	101,600	159,680
Quality Income Fund Class S	37,719	75,438	113,157
Quality Income Fund Class Y	100,704	176,231	276,935
Tax-Free Income Fund Class S	88,447	265,264	353,711
Tax-Free Income Fund Class Y	49,130	86,022	135,152
Minnesota Tax-Free Income Fund	370,543	1,111,630	1,482,173

Transactions with affiliates

The Adviser, affiliates of the Adviser, directors and officers of the Funds as a whole owned the following shares as of September 30, 2025:

	Shares	% Shares Outstanding
U.S. Government Securities Fund Class S	146,764	1.0
U.S. Government Securities Fund Class Y	1,128,654	20.1
Quality Income Fund Class S	1,217,220	46.1
Quality Income Fund Class Y	9,597,276	95.3
Tax-Free Income Fund Class S	266,780	2.6
Tax-Free Income Fund Class Y	744,180	14.3
Minnesota Tax-Free Income Fund	1,390,561	3.5

(5)	Recent Accounting Pronouncement

In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The ASU requires public entities, on an annual basis, to provide income tax disclosures, including income taxes paid dis-aggregated by jurisdiction. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management has determined that there is no impact of the ASU on the Fund’s financial statements.

(6)	Credit Facility

The Funds, together with the 10 equity Sit Mutual Funds managed by SIA, are borrowers in a $20 million credit facility (Credit Facility) maturing November 28, 2025. The Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Under the terms of the Credit Facility, each Fund shall pay interest charged on any borrowings made by the Fund. During the six months ended September 30, 2025, the Funds did not use the Credit Facility.

48	FINANCIAL STATEMENTS AND OTHER INFORMATION

ADDITIONAL INFORMATION

PROXY VOTING

A description of the policies and procedures that the Adviser uses to vote proxies related to the Funds’ portfolio securities is set forth in the Funds’ Statement of Additional Information, which is available on the Funds’ website at www.sitfunds.com, without charge by calling 800-332-5580 and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. The Funds’ proxy voting record is available without charge by calling 800-332-5580 and on the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ending June.

QUARTERLY SCHEDULES OF INVESTMENTS

Each Fund files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of investments, as filed on Form N-PORT, is also available on its website at www.sitfunds.com, or without charge by calling 800-332-5580.

SEPTEMBER 30, 2025	49

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50	FINANCIAL STATEMENTS AND OTHER INFORMATION

Financial Statements and Other Information September 30, 2025 INVESTMENT ADVISER Sit Investment Associates, Inc. 80 S. Eighth Street Suite 3300 Minneapolis, MN 55402 CUSTODIAN The Bank Of New York Mellon 111 Sanders Creek Parkway Syracuse, NY 13057 TRANSFER AGENT AND DISBURSING AGENT Sit Mutual Funds Attention: 534459 500 Ross Street, 154-0520 Pittsburgh, PA 15262 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM KPMG LLP Columbus, OH GENERAL COUNSEL Faegre Drinker Biddle & Reath LLP Minneapolis, MN Sit Mutual Funds 1-800-332-5580 www.sitfunds.com SIT BOND 9-2025

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

None.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Six Months ended September 30, 2025

Name of Director	Aggregate Renumeration Paid by all 14 of the Sit Mutual Funds
Edward M. Giles	$24,000
Sidney L. Jones	$24,000
Bruce C. Lueck	$24,000
Donald W. Phillips	$24,000
Barry N. Winslow	$24,000

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract.

None. The Board of Directors did not approve the investment advisory contracts during the Registrant’s most recent fiscal half-year ended September 30, 2025. Investment advisory contracts were approved by the Board of Directors on October 29, 2024.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15: Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders.

Item 16: Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term in defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18: Recovery of Erroneously Awarded Compensation.

None.

Item 19: Exhibits.

(a)(1) None.

(a)(2) Not applicable.

(a)(3) A separate certification from the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (certification required by Section 302 of the Sarbanes-Oxley Act of 2002) are attached as an exhibit hereto.

(b) The certification required by Rule 30a-2(b) under the Investment Company Act of 1940 (certification required by Section 906 of the Sarbanes-Oxley Act of 2002) is attached as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit U.S. Government Securities Fund, Inc.

By (Signature and Title)	/s/ Paul E. Rasmussen
Paul E. Rasmussen
VP, Treasurer, CCO & Secretary
Principal Financial Officer

Date November 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Paul E. Rasmussen
Paul E. Rasmussen
VP, Treasurer, CCO & Secretary
Principal Financial Officer

Date November 21, 2025

By (Signature and Title)	/s/ Roger J. Sit
Roger J. Sit
Chairman and President
Principal Executive Officer

Date November 21, 2025